First Trust Managed Municipal ETF (FMB)
Portfolio of Investments
January 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 99.7%
	Alabama — 4.2%
$225,000	AL Cmnty Clg Sys Brd of Trustees Rev Bishop St Cmnty Clg, BAM	4.00%	01/01/35	$228,370
500,000	AL St Port Auth Docks Facs Rev Ref Docks Facs Rev, Ser A, AGM, AMT	5.00%	10/01/25	504,444
7,695,000	Black Belt Energy Gas Dist AL Gas Proj Rev Bonds Proj No 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	7,719,214
10,070,000	Black Belt Energy Gas Dist AL Gas Proj Rev Proj No 6, Ser B (Mandatory put 12/01/26)	4.00%	10/01/52	10,101,687
4,150,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C (Mandatory put 06/01/32)	5.50%	10/01/54	4,495,918
2,265,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C (Mandatory put 07/01/31)	5.00%	05/01/55	2,401,130
5,300,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 06/01/29)	5.25%	02/01/53	5,566,682
1,250,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser F (Mandatory put 12/01/28)	5.50%	11/01/53	1,319,882
8,600,000	Energy SE AL A Cooperative Dist Energy Sply Rev, Ser A-1 (Mandatory put 01/01/31)	5.50%	11/01/53	9,283,356
4,500,000	Energy SE AL A Cooperative Dist Energy Sply Rev, Ser B-1 (Mandatory put 11/01/31)	5.75%	04/01/54	4,956,390
415,000	Gulf Shores AL Ref Warrants, Ser A	5.00%	12/15/35	430,871
310,000	Gulf Shores AL Ref Warrants, Ser A	5.00%	12/15/38	320,102
400,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/33	392,029
950,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/34	924,758
1,500,000	Homewood AL Eductnl Bldg Auth Rev Stdt Hsg & Parking Proj, Ser C	5.50%	10/01/49	1,572,279
450,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/36	454,826
2,225,000	Jacksonville Pub Eductnl Bldg Auth JSU Fdtn Proj, Ser A, BAM	5.13%	08/01/44	2,371,388
600,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.00%	10/01/39	646,580
1,500,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.25%	10/01/41	1,628,475
1,550,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.25%	10/01/44	1,659,754
4,000,000	Lower AL Gas Dist Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	4,010,465
1,000,000	Midcity Impt Dist AL Spl Assmnt Rev	4.50%	11/01/42	889,126
130,000	Mobile AL Impt Dist Sales Tax Rev Mcgowin Park Proj, Ser A	5.00%	08/01/25	130,341
1,605,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (a) (b)	4.00%	11/01/32	930,900
1,765,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (a) (b)	4.00%	11/01/34	1,023,700
8,170,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	8,183,169
4,500,000	SE Energy Auth AL Cmdy Sply Rev Proj #6, Ser B (Mandatory put 06/01/30)	5.00%	01/01/54	4,758,075
1,500,000	SE Energy Auth AL Cmdy Sply Rev Var Proj No 3, Ser A-1 (Mandatory put 12/01/29)	5.50%	01/01/53	1,598,667
1,650,000	Univ of AL at Birmingham Gen Rev Brd of Trustees, Ser B	3.00%	10/01/41	1,390,447
6,000,000	Walker Cnty AL Econ & Indl Dev Auth Sol Wst Disp Rev Var AL Pwr Co Plant Gorgas Proj, AMT (c)	1.95%	08/01/63	6,000,000
				85,893,025

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Alaska — 0.1%
$1,880,000	AK St Indl Dev & Export Auth Pwr Rev Ref Snettisham Hydroelectric Proj, AMT	4.00%	01/01/28	$1,870,407
	Arizona — 2.1%
1,345,000	AZ Indl Dev Auth Hosp Rev Phoenix Children’s Hosp, Ser A	5.00%	02/01/35	1,441,614
2,000,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (d)	5.00%	07/01/49	1,961,215
465,000	AZ St Indl Dev Auth Edu Rev Cadence Cmps Proj, Ser A (d)	4.00%	07/15/30	464,116
925,000	AZ St Indl Dev Auth Edu Rev Cadence Cmps Proj, Ser A (d)	4.00%	07/15/40	864,606
175,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Fire Mesa & Red Rock Cmps Proj, Ser A	5.00%	07/15/39	175,633
450,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Pebble, Ser A (d)	4.00%	07/15/30	442,526
500,000	AZ St Indl Dev Auth Edu Rev Macombs Fac Proj Sustainable Bonds, Ser A	4.00%	07/01/41	470,627
375,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (d)	5.00%	07/01/37	379,634
450,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (d)	5.00%	07/01/26	453,055
1,030,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser G (d)	5.00%	07/01/37	1,041,755
500,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (d)	4.00%	07/15/51	416,796
1,100,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (d)	4.00%	07/15/56	892,282
800,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (d)	4.00%	12/15/51	654,828
325,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund Sustainable Bonds, Ser A	5.00%	11/01/41	351,808
360,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund Sustainable Bonds, Ser A	5.00%	11/01/42	388,230
500,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund Sustainable Bonds, Ser A	5.00%	11/01/43	536,661
415,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Sustainable Bond Equitable Sch Revolving Fund, Ser A	5.00%	11/01/31	440,212
465,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Sustainable Bond Equitable Sch Revolving Fund, Ser A	5.00%	11/01/37	486,782
595,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Sustainable Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/38	588,775
3,800,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Sustainable Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/46	3,516,977
2,000,000	Chandler AZ Indl Dev Auth Indl Dev Rev Var Intel Corp Proj, Ser 2022-2, AMT (Mandatory put 09/01/27)	5.00%	09/01/52	2,049,521
4,000,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Ref Sun Hlth Svcs, Ser A	5.00%	11/15/42	3,972,371
200,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Greathearts AZ Projs, Ser C	5.00%	07/01/25	201,474
435,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/31	436,350
450,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/32	449,720
985,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/34	974,111
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Horizon Cmnty Learning Ctr Proj	5.00%	07/01/35	503,769
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Sch Proj	4.00%	07/01/34	494,473
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (d)	5.00%	07/01/39	1,017,061

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$2,100,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (d)	5.00%	07/01/49	$2,067,440
200,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (d)	4.00%	07/01/26	199,100
1,475,000	Maricopa Cnty AZ Indl Dev Auth Ref Banner Hlth Oblig Grp, Ser A	4.00%	01/01/38	1,477,631
175,000	Phoenix AZ Indl Dev Auth Edu Rev Fac Legacy Trad Schs Projs, Ser A (d)	4.00%	07/01/26	175,452
3,655,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (d)	5.00%	07/01/35	3,664,925
2,500,000	Phoenix AZ Indl Dev Auth Hotel Rev Sr Falcon Properties LLC Proj, Ser A (d)	4.00%	12/01/41	1,995,036
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/32	311,282
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/33	310,271
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/34	309,285
850,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/35	874,446
700,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/44	705,481
200,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Ref Downtown Phoenix Stdt Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/26	203,591
1,000,000	Tempe AZ Indl Dev Auth Rev Ref Friendship Vlg of Tempe Proj, Ser A	4.00%	12/01/38	955,843
2,150,000	Yuma AZ Indl Dev Auth Hosp Rev Ref Yuma Regl Med Ctr, Ser A	5.25%	08/01/49	2,294,634
				41,611,399
	Arkansas — 0.0%
350,000	Univ of Central AR Rev, Ser A, AGM	5.00%	11/01/34	358,818
	California — 6.5%
1,245,000	Burbank CA Wtr & Pwr Elec Rev	5.00%	06/01/43	1,334,070
2,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser A-1 (Mandatory put 08/01/28)	4.00%	05/01/53	2,000,303
2,400,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	2,390,804
3,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/29)	5.00%	07/01/53	3,145,786
2,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser E (Mandatory put 09/01/32)	5.00%	02/01/55	2,141,703
2,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bonds, Ser H (Mandatory put 08/01/33)	5.00%	01/01/56	2,182,004
150,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Ref Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/34	152,082
250,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Ref Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/36	251,904
600,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C (d)	4.50%	07/01/26	603,060
2,000,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (d)	5.00%	07/01/43	2,008,293
455,000	CA Sch Fin Auth Sch Fac Rev Ref Hth Learning Proj, Ser A (d)	4.00%	07/01/26	454,492
800,000	CA Sch Fin Auth Sch Fac Rev Ref Hth Learning Proj, Ser A (d)	5.00%	07/01/32	812,849
655,000	CA Sch Fin Auth Sch Fac Rev, Ser A (d)	5.00%	07/01/40	667,134

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$225,000	CA St Enterprise Dev Auth Lease Rev Riverside Cnty Library Fac Proj	4.00%	11/01/37	$227,139
2,000,000	CA St Enterprise Dev Auth Lease Rev Riverside Cnty Mead Vly Wellness Vlg Proj, Ser A	5.00%	11/01/44	2,197,265
400,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	413,431
600,000	CA St Hlth Facs Fing Auth Rev Sutter Hlth, Ser A	5.00%	11/15/33	629,911
445,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (a)	5.38%	07/01/34	445,441
300,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj (d)	4.00%	07/01/26	298,406
500,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (d)	5.00%	07/01/38	504,499
1,000,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, AGM, COPS	5.25%	11/01/35	1,073,137
200,000	CA St Muni Fin Auth Rev Channing House Proj, Ser B	5.00%	05/15/37	205,009
600,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	600,207
1,000,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	987,525
2,130,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/39	2,048,321
680,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	720,727
2,750,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	2,732,242
1,000,000	CA St Muni Fin Auth Stdt Hsg Rev Sustainable Bond Orchard Park Stdt Hsg Proj, BAM	4.00%	05/15/40	1,005,981
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	997,950
2,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Inc Proj Remk, AMT (Mandatory put 02/18/25) (d)	4.05%	07/01/43	2,000,271
5,990,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Plant Bonds, AMT (d)	5.00%	07/01/37	6,001,119
1,000,000	CA St Pub Wks Brd Lease Rev Various Capital Proj, Ser B	4.00%	05/01/37	1,035,450
4,015,000	CA St Ref, AGM	5.25%	08/01/32	4,592,992
500,000	CA St Ref, Ser C	5.00%	09/01/32	505,443
350,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (d)	5.00%	12/01/30	356,128
450,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (d)	5.00%	12/01/33	466,954
500,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (d)	5.00%	11/01/32	509,196
100,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	102,486
195,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	199,691
2,000,000	Centrl Vly CA Energy Auth Cmdy Sply Rev Var (Mandatory put 08/01/35)	5.00%	12/01/55	2,179,714
370,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/30	386,880
1,500,000	Chino Vly CA Unif Sch Dist Cibs Election of 2016, Ser D	5.00%	08/01/49	1,628,446
300,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/38	327,590
250,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/39	272,065
1,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev The Link Glendale Sustainable Bonds, Ser A-2 (d)	4.00%	07/01/56	774,382
1,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Sustainable Bonds, Ser A-2 (d)	4.00%	07/01/56	798,123
1,000,000	Elk Grove CA Fin Auth Spl Tax Rev Cmnty Facs Dt No 2005-1 Laguna Ridge	5.00%	09/01/44	1,056,874

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$155,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	4.00%	09/01/25	$155,621
165,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/39	161,955
170,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/40	165,739
175,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/41	168,813
1,000,000	Fontana CA Spl Tax Cmnty Facs Dt #109	5.00%	09/01/44	1,053,657
250,000	Fontana CA Spl Tax Spl Tax The Meadows	4.00%	09/01/27	252,899
265,000	Fontana CA Spl Tax Spl Tax The Meadows	4.00%	09/01/28	268,445
280,000	Fontana CA Spl Tax Spl Tax The Meadows	4.00%	09/01/29	283,654
535,000	Fontana CA Spl Tax Spl Tax The Meadows	4.00%	09/01/36	531,507
1,360,000	Hawthorne CA Cmnty Redev Agy Successor Agy Tax Allocation Ref Sub, AGM	5.00%	09/01/32	1,374,805
2,000,000	Irvine CA Facs Fing Auth Lease Rev Gateway Preserve Land Acq Proj, Ser A	5.25%	05/01/43	2,042,392
175,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/31	187,756
365,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/32	390,699
125,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/34	133,238
1,000,000	Kern CA Cmnty Clg Dist, Ser D	5.25%	08/01/40	1,133,439
825,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Impt Area #1 Mountain House Sch Facs	5.00%	09/01/42	838,545
1,045,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/49	947,292
2,620,000	Long Beach CA Unif Sch Dist Ref	4.00%	08/01/31	2,660,044
190,000	Los Angeles CA Dept of Arpts Arpt Rev Prerefunded Subord Ref, Ser D, AMT (Pre-refunded maturity 11/15/31)	5.00%	05/15/33	208,729
2,500,000	Los Angeles CA Dept of Arpts Arpt Rev Ref Sub Priv Activity, Ser A, AMT	5.00%	05/15/35	2,666,222
4,000,000	Los Angeles CA Dept of Arpts Arpt Rev Ref Sub Priv Activity, Ser A, AMT	5.00%	05/15/39	4,204,612
1,340,000	Los Angeles CA Dept of Arpts Arpt Rev Sr Bonds Priv Activity, Ser H, AMT	5.00%	05/15/41	1,400,193
1,500,000	Los Angeles CA Dept of Arpts Arpt Rev Sr Bonds Sustainable Bond Priv Activity, Ser G, AMT	5.00%	05/15/34	1,611,662
1,500,000	Los Angeles CA Dept of Arpts Arpt Rev Sr Bonds Sustainable Bond Priv Activity, Ser G, AMT	5.50%	05/15/35	1,662,525
400,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser B, AMT	5.00%	05/15/31	406,817
2,000,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Los Angeles Intl Arpt, Ser F, AMT	5.00%	05/15/36	2,089,479
2,000,000	Los Angeles CA Dept of Arpts Arpt Rev Sustainable Bond Ref Subord Priv Activity, Ser A, AMT	5.25%	05/15/42	2,157,307
3,645,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/31	3,943,438
3,000,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/36	3,203,080
1,000,000	Madera CA Unif Sch Dist Ref 2018 Sch Fac Proj, AGM, COPS	5.00%	09/01/42	1,099,377
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	103,647
325,000	Menifee CA Union Sch Dist Pub Fing Auth Spl Tax Rev Ref, Ser A	5.00%	09/01/28	329,032
175,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/30	183,744

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$150,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/31	$157,390
145,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/32	152,014
165,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/33	172,716
110,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/26	113,414
200,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	4.00%	09/01/50	175,467
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2003- 1, Ser A	5.00%	09/01/43	508,984
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	4.00%	09/01/33	497,109
215,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/27	217,493
225,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/28	228,001
315,000	Riverside CA Unif Sch Dist Impt Area No 2	5.00%	09/01/39	333,682
480,000	Riverside CA Unif Sch Dist Impt Area No 2	5.00%	09/01/44	501,079
110,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	5.00%	09/01/30	115,461
100,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	5.00%	09/01/31	104,768
350,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	4.00%	09/01/37	349,165
640,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	4.00%	09/01/46	586,785
205,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/32	207,023
310,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/41	295,851
520,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/46	474,768
710,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/51	626,061
260,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/30	266,027
220,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/31	224,608
315,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/32	320,696
515,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/33	522,705
615,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/35	619,693
500,000	Sacramento CA Transient Occupancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/35	525,881
1,435,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Sr Priv Activity, Ser B, AMT	5.25%	07/01/35	1,610,264
2,000,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord, Ser B, AMT	5.00%	07/01/46	2,062,690
1,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, Ser A, AMT	5.00%	05/01/34	1,069,304
7,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/39	7,249,587
2,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser E, AMT	5.00%	05/01/40	2,064,551
700,000	San Francisco CA City & Cnty Dev Spl Tax Dist No Mission Rock Fac and Svcs, Ser A (d)	4.00%	09/01/41	652,389
185,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/29	186,947
145,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/30	146,602

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$335,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/31	$337,963
245,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/32	246,353
300,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/33	300,883
525,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/42	492,803
280,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	286,262
800,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/36	801,311
2,110,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/40	2,373,190
1,665,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/41	1,859,503
1,000,000	Santa Margarita CA Wtr Dist Spl Tax Ref, Ser A, BAM	5.00%	09/01/43	1,058,585
100,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	100,172
1,000,000	Tobacco Securitization Auth Nthrn CA Tobacco Stlmt Rev Ref Sr Bonds Sacramento Co Tobacco Secur Corp Class 1, Ser A	4.00%	06/01/37	1,000,651
1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Asset Securitization Corp, Class 1, Ser A	5.00%	06/01/34	1,055,207
1,500,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Asset Securitization Corp, Class 1, Ser A	5.00%	06/01/35	1,578,670
865,000	Tustin CA Cmnty Fac Dist Spl Tax Ref #06-1 Legacy Columbus Vlgs, Ser A	5.00%	09/01/35	871,659
300,000	Vacaville CA Unif Sch Dist, Ser D	4.00%	08/01/35	305,275
1,050,000	Victor CA Elem Sch Dist Cmnty Facs Dist Spl Tax Ref 2005-1, BAM	5.00%	09/01/46	1,080,333
				131,533,838
	Colorado — 6.0%
5,000,000	Adams & Weld Cntys Co Sch Dist #27J Brighton	5.00%	12/01/40	5,046,959
1,120,000	Allison Vly Met Dist #2 CO Ref	4.70%	12/01/47	1,001,447
1,000,000	Bennett Ranch Met Dist #1 Co, Ser A (a)	5.00%	12/01/51	897,367
1,340,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/50	1,308,051
455,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/25	462,328
250,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/26	258,772
150,000	Canyons Met Dist #5 CO Ref, Ser A, BAM	5.00%	12/01/44	161,690
750,000	Cascade Ridge Met Dist CO	5.00%	12/01/51	655,055
1,010,000	Cathedral Pines CO Met Dist Ref	5.00%	12/01/37	1,018,424
880,000	Centrl Weld Cnty CO Wtr Dist Rev, AGM	4.00%	12/01/38	889,141
100,000	CO Eductnl & Cultural Auth Rev Ref W Ridge Acdmy Chrt Sch Proj, Ser A	5.00%	06/01/49	99,995
495,000	CO Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.00%	12/01/25	502,769
450,000	CO Springs CO Sch Dist #11, BAM, COPS	5.00%	12/15/41	493,181
500,000	CO Springs CO Sch Dist #11, BAM, COPS	5.00%	12/15/42	543,177
1,000,000	CO Springs CO Sch Dist #11, BAM, COPS	5.25%	12/15/48	1,079,526
1,920,000	CO St Eductnl & Cultural Facs Auth Rev Chrt Sch Loveland Classical Schs Proj (d)	5.00%	07/01/36	1,934,942
660,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (d)	5.00%	12/15/28	664,915
2,245,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (d)	5.00%	12/15/35	2,254,644
4,000,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (d)	5.00%	12/15/45	3,979,692

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$4,215,000	CO St Hlth Facs Auth Rev Ref Adventhealth Oblig, Ser A	4.00%	11/15/38	$4,241,007
1,245,000	CO St Hlth Facs Auth Rev Ref Christian Living Neighborhoods Proj	5.00%	01/01/31	1,253,655
505,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A	5.00%	12/01/39	555,651
250,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/35	263,486
4,630,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/39	4,545,612
1,500,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/34	1,587,249
3,025,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/44	3,081,036
1,750,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-2	4.00%	08/01/49	1,579,622
300,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/25	300,430
350,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/26	352,700
1,580,000	CO St Hlth Facs Auth Rev Ref Intermountain Hlth, Ser A	5.00%	05/15/44	1,686,070
1,800,000	CO St Hlth Facs Auth Rev Ref Intermountain Hlth, Ser A	5.00%	05/15/45	1,916,785
7,580,000	CO St Hlth Facs Auth Rev Ref Scl Hlth Sys, Ser B	4.00%	01/01/40	7,494,432
625,000	CO St Hlth Facs Auth Rev Sr Living Ralston Creek Arvada Proj, Ser A (a) (b)	5.25%	11/01/32	387,500
500,000	CO St Hlth Sciences Fac, Ser A, COPS	5.00%	11/01/44	540,838
1,000,000	CO St Hlth Sciences Fac, Ser A, COPS	5.00%	11/01/49	1,064,891
1,085,000	CO St, Ser A, COPS	4.00%	12/15/37	1,101,161
180,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/32	188,013
500,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/34	516,272
330,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/35	338,522
500,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/36	510,162
5,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/32	5,207,633
5,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/34	5,185,572
750,000	Denver City & Cnty CO Arpt Rev Ref Subord, Ser B, AMT	5.25%	11/15/36	831,583
500,000	Denver City & Cnty CO Arpt Rev Ref Subord, Ser B, AMT	5.50%	11/15/41	553,096
900,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.50%	11/15/33	1,013,783
1,300,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.75%	11/15/41	1,448,007
4,465,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/41	4,663,534
1,500,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.50%	11/15/42	1,636,679
2,000,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/47	2,063,709
600,000	Denver CO Hlth & Hosp Auth 550 Acoma Inc, COPS	5.00%	12/01/26	615,126
1,787,000	Denver CO Intl Busn Ctr CO Met Dist #1 Subord, Ser B	6.00%	12/01/48	1,825,736
3,750,000	E-470 CO Pub Hwy Auth Sr Ref, Ser A	5.00%	09/01/40	4,164,558
250,000	Eagle Cnty CO, COPS	5.25%	12/01/39	281,480
1,000,000	Eagle Cnty CO, COPS	5.25%	12/01/44	1,101,567
2,000,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (d)	5.00%	12/01/51	1,845,983
525,000	Firestone CO Wtr Enterprise Rev Ref, BAM	4.00%	12/01/37	532,911
375,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	5.00%	12/01/33	408,403
225,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/38	226,868
1,000,000	Jefferson Ctr CO Met Dist #1 Spl Rev, Ser A-2	4.38%	12/01/47	921,729
170,000	Lorson Ranch Met Dist #2 CO	5.00%	12/01/27	173,438
2,260,000	Mirabelle Met Dist #2 CO Sr, Ser A	5.00%	12/01/39	2,331,390
1,170,000	Mirabelle Met Dist #2 CO Sr, Ser A	5.00%	12/01/49	1,206,958
1,700,000	Nexus N at Dia Met Dist CO	5.00%	12/01/51	1,521,266

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$150,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/31	$151,923
150,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/34	151,617
155,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/35	156,532
2,950,000	Park Creek CO Met Dist Rev Sr Lien, Ser A, AGM	4.00%	12/01/34	3,007,292
420,000	Park Creek CO Met Dist Rev Sr, Ser A	5.00%	12/01/30	443,826
1,300,000	Park Creek Met Dist CO Ltd Property Tax Supported Rev Sr, Ser A, AGM	5.00%	12/01/43	1,364,563
1,150,000	Peak Met Dist #1 CO, Ser A (d)	5.00%	12/01/51	994,064
920,000	Pinon Pines Met Dist #2 CO MDD	5.00%	12/01/40	903,600
1,195,000	Pinon Pines Met Dist #2 CO MDD	5.00%	12/01/50	1,108,718
500,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (d)	4.13%	12/15/27	502,499
2,500,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (d)	5.00%	12/15/41	2,510,443
700,000	Prairie Ctr Met Dist #7 CO	4.88%	12/15/44	629,270
500,000	Ravenna CO Met Dist Ref, AGM	5.00%	12/01/38	539,348
1,000,000	Sagebrush Farm Met Dist #1 CO Sr Bonds, Ser A	6.38%	12/01/42	1,062,153
250,000	Sand Creek CO Met Dist, AGM	5.00%	12/01/36	273,423
300,000	Sand Creek CO Met Dist, AGM	5.00%	12/01/37	326,404
300,000	Sand Creek CO Met Dist, AGM	5.00%	12/01/38	324,718
1,650,000	Silverthorne CO, COPS	5.00%	12/01/44	1,778,756
175,000	Sterling Hills CO W Met Dist Ref	5.00%	12/01/32	181,847
800,000	Sterling Ranch Cmnty Auth Brd CO Spl Assmnt Rev Spl Impt Dist No 1	5.63%	12/01/43	824,857
1,800,000	Takoda CO Met Dist Ref	6.00%	12/01/36	1,907,836
500,000	Telluride CO, COPS	5.00%	12/01/43	533,794
825,000	Third Creek Met Dist #1 CO Sr Bonds, Ser A-1	4.50%	12/01/37	732,664
825,000	Third Creek Met Dist #1 CO Sr Bonds, Ser A-1	4.50%	12/01/42	692,194
1,400,000	Thompson Crossing Met Dist #4 CO Ref	5.00%	12/01/39	1,407,770
625,000	Trails at Crowfoot Met Dist #3 Co Ref, Ser A, AGC	5.00%	12/01/39	679,465
1,500,000	Westerly Met Dist #4 CO Sr, Ser A	5.00%	12/01/50	1,333,318
				121,041,072
	Connecticut — 2.7%
2,000,000	CT St Hlth & Eductnl Facs Auth Rev Covenant Home Inc, Ser B	5.00%	12/01/40	1,997,491
445,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser A	5.00%	07/01/34	473,225
4,700,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser A	4.00%	07/01/37	4,760,102
5,130,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser R	4.00%	07/01/42	5,081,625
200,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	4.00%	07/01/33	200,417
1,765,000	CT St Muni Elec Energy Coop Pwr Sply Sys Rev Ref, Ser A	5.00%	01/01/38	1,930,911
5,490,000	CT St Spl Tax Oblig Rev, Ser A	5.00%	05/01/41	5,905,750
1,680,000	CT St Spl Tax Oblig Rev, Ser A	5.25%	07/01/43	1,866,684
1,445,000	CT St, Ser A	5.00%	04/15/29	1,508,852
5,000,000	CT St, Ser A	4.00%	01/15/37	5,121,570
5,145,000	CT St, Ser A	4.00%	04/15/37	5,208,329
5,695,000	CT St, Ser A	4.00%	01/15/38	5,803,420
4,000,000	CT St, Ser B	5.00%	06/15/25	4,033,730
625,000	Hamden CT, BAM	6.00%	08/15/33	681,752

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Connecticut (Continued)
$500,000	Harbor Point CT Infra Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (d)	5.00%	04/01/39	$502,807
4,000,000	Madison CT, BANS	3.50%	12/18/25	4,018,682
1,500,000	Univ of CT CT, Ser A	5.00%	11/01/36	1,580,131
4,000,000	Univ of CT CT, Ser A	5.00%	02/15/39	4,247,960
				54,923,438
	Delaware — 0.6%
3,025,000	DE St Econ Dev Auth Retmnt Cmntys Rev Acts Retmnt Life Cmntys Inc, Ser B	5.00%	11/15/43	3,119,708
325,000	DE St Hlth Facs Auth Rev Beebe Med Ctr	5.00%	06/01/26	331,001
4,335,000	DE St Hlth Facs Auth Rev Ref Christiana Hlth Care Sys Oblig Grp, Ser A	5.00%	10/01/35	4,625,486
3,000,000	DE St Hlth Facs Auth Rev Ref Christiana Hlth Care Sys Oblig Grp, Ser A	5.00%	10/01/38	3,158,276
1,619,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (d)	5.00%	07/01/28	1,633,129
				12,867,600
	District of Columbia — 0.8%
2,500,000	Dist of Columbia, Ser D	5.00%	06/01/42	2,563,340
2,000,000	Met WA DC Arpts Auth Arpt Sys Rev Ref Arpt Sys Rev, Ser A, AMT	5.00%	10/01/32	2,100,408
3,175,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/33	3,364,885
700,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/42	749,639
1,850,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/45	1,971,848
1,750,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/46	1,860,956
3,000,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/49	3,172,618
				15,783,694
	Florida — 7.9%
130,000	Academical Vlg CDD FL Spl Assmnt Rev CDD	2.88%	05/01/25	129,452
1,000,000	Academical Vlg CDD FL Spl Assmnt Rev CDD	3.63%	05/01/40	846,820
545,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/40	499,043
2,945,000	Alachua Cnty FL Hlth Facs Auth Ref Shands Teaching Hosp & Clinics Inc, Ser B-1	5.00%	12/01/37	3,076,579
1,665,000	Ave Maria FL Stewardship Cmnty Dist Capital Impt Rev Phase 4 Master Impt Proj (d)	4.50%	05/01/33	1,679,045
1,000,000	Beach Cmnty Dev Dist FL Capital Impt Rev Ref, AGM	5.25%	05/01/44	1,053,831
955,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	3.63%	05/01/41	818,675
100,000	Bexley CDD FL Spl Assmnt Rev	4.10%	05/01/26	100,018
2,725,000	Broward Cnty FL Arpt Sys Rev, Ser A, AMT	5.00%	10/01/38	2,820,424
1,450,000	Broward Cnty FL Convention Ctr Hotel Rev First Tier	5.00%	01/01/32	1,619,044
1,000,000	Buckhead Trails CDD FL Spl Assmnt	5.60%	05/01/44	1,004,971
1,500,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj (d)	5.00%	10/01/34	1,527,096
1,670,000	Coco Palms FL CDD Spl Assmnt	4.50%	05/01/32	1,680,010
500,000	Collier Cnty FL Indl Dev Auth NCH Hlthcare Sys Projs, Ser A, AGM	5.00%	10/01/40	545,596
800,000	Collier Cnty FL Indl Dev Auth NCH Hlthcare Sys Projs, Ser A, AGM	5.00%	10/01/42	861,689
290,000	Creekview CDD FL Spl Assmnt Rev Phase I Proj	3.88%	05/01/27	288,600
1,000,000	Cross Creek N CDD FL Spl Assmnt, Ser 2022	4.50%	05/01/52	925,694

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$925,000	Cypress Mill CDD FL Spl Assmnt CDD Assmnt Area Two Proj	4.00%	06/15/40	$844,216
215,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	2.50%	05/01/26	210,835
1,000,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/51	835,430
85,000	Epperson N CDD FL Capital Impt Rev Assmnt Area #2	2.50%	05/01/26	83,263
710,000	Epperson N CDD FL Capital Impt Rev Assmnt Area 1, Ser A-1 (d)	5.00%	11/01/29	723,266
1,780,000	Epperson N CDD FL Capital Impt Rev Assmnt Area 1, Ser A-1 (d)	5.50%	11/01/39	1,830,444
800,000	Epperson N CDD FL Capital Impt Rev Assmnt Area Three, Ser A	3.40%	11/01/41	650,319
1,250,000	Fallschase Cmnty Dev Dist FL Spl Assmnt	3.38%	05/01/41	1,033,168
1,060,000	FL Dev Fin Corp Hlthcare Facs Rev Tampa General Hosp Proj, Ser A	5.00%	08/01/42	1,116,551
200,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/26	199,560
155,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/29	155,861
310,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/35	302,590
450,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/45	396,556
1,000,000	FL St Dev Fin Corp Ref Brightline FL Passenger Rail Proj, AGM, AMT	5.00%	07/01/44	1,028,012
2,500,000	FL St Dev Fin Corp Ref Brightline FL Passenger Rail Proj, AGM, AMT	5.25%	07/01/47	2,610,683
1,000,000	Fort Pierce FL Utils Auth Ref, Ser A, AGM	5.00%	10/01/35	1,096,406
3,000,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev Subord, AMT	5.25%	10/01/42	3,245,713
2,000,000	Halifax FL Hosp Med Ctr Ref	5.00%	06/01/36	2,019,796
50,000	Harmony FL CDD Capital Impt Rev Ref, Ser 2015	4.75%	05/01/25	50,034
365,000	Heritage Harbour FL N CDD Capital Impt Rev Ref Sr Lien, Ser A-1, AGM	5.00%	05/01/25	366,638
1,500,000	Hillsborough Cnty FL Indl Dev Auth Hlth Sys Rev Ref Baycare Hlth Sys, Ser C	5.00%	11/15/43	1,625,457
2,000,000	Hillsborough Cnty FL Indl Dev Auth Hlth Sys Rev Ref Baycare Hlth Sys, Ser C	5.25%	11/15/49	2,156,675
2,000,000	Hillsborough Cnty FL Indl Dev Auth Hlth Sys Rev Var Ref Baycare Hlth Sys, Ser D (c)	1.75%	11/15/54	2,000,000
3,000,000	Hillsborough Cnty FL Sol Wst & Res Recovery Rev Ref, Ser B (e)	5.00%	09/01/43	3,246,147
2,710,000	Hyde Park CDD #1 FL Spl Assmnt	4.00%	05/01/42	2,406,477
1,825,000	JEA FL Elec Sys Rev Ref Sub, Ser III B	5.00%	10/01/31	1,911,400
1,000,000	Lakeland FL Energy Sys Rev Ref	5.00%	10/01/42	1,077,193
2,000,000	Lakeland FL Hosp Sys Rev Ref Lakeland Regl Hlth Sys	5.00%	11/15/42	2,162,992
1,000,000	Lakeland FL Hosp Sys Rev Ref Lakeland Regl Hlth Sys	5.00%	11/15/43	1,074,095
1,500,000	Lakewood Ranch FL Stewardship Dist Util Rev Sys Acq Proj, AGM	5.25%	10/01/48	1,591,252
1,500,000	Lee Cnty FL Arpt Rev, AMT	5.25%	10/01/41	1,627,630
1,500,000	Lee Cnty FL Arpt Rev, AMT	5.25%	10/01/42	1,615,448
1,000,000	Lee Cnty FL Arpt Rev, AMT	5.25%	10/01/44	1,069,515
3,500,000	Lee Cnty FL Indl Dev Auth Hlthcare Facs Rev Shell Point, Ser C	5.00%	11/15/44	3,634,220
4,225,000	Lee Cnty FL Indl Dev Auth Hosp Rev Exchange Ref Lee Hlth Sys, Ser 2019 A-1	5.00%	04/01/44	4,316,982
300,000	Lee Cnty FL Loc Optional Gas Tax Rev	5.00%	08/01/40	320,145
1,250,000	Lee Cnty FL Loc Optional Gas Tax Rev	5.00%	08/01/41	1,324,051
1,085,000	Liberty Cove CDD FL Spl Assmnt Rev Assmnt Area One Proj	5.38%	05/01/44	1,071,716

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$1,265,000	Miami FL Spl Oblg Ref Street & Sidewalk Impt Prog, Ser A, AGM (d)	5.00%	01/01/35	$1,318,578
210,000	Miami World Ctr CDD FL Spl Assmnt	4.75%	11/01/27	213,693
2,000,000	Miami World Ctr CDD FL Spl Assmnt	5.13%	11/01/39	2,035,996
3,000,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/35	3,258,106
1,000,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A	4.00%	10/01/36	1,013,857
2,575,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/38	2,583,066
2,625,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser B, AMT	5.00%	10/01/40	2,654,727
1,650,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ of Miami, Ser A	5.25%	04/01/47	1,786,959
1,155,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ of Miami, Ser A	5.25%	04/01/48	1,247,179
1,790,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ of Miami, Ser B	5.25%	04/01/43	1,976,274
550,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/32	560,790
1,210,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/37	1,222,815
2,000,000	Miami-Dade Cnty FL Indl Dev Auth Sol Wst Disp Rev Var Ref Wst Mgmt Inc Proj Remk, Ser A, AMT (Mandatory put 07/01/25)	4.50%	11/01/33	2,000,885
2,000,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT	5.00%	10/01/42	2,075,067
1,610,000	N Miami Beach FL Spl Oblig Parks Proj	5.00%	11/01/44	1,724,025
715,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/30	710,313
1,375,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	1,337,016
1,500,000	N River Ranch CDD FL Capital Impt Rev Phase 1 Proj, Ser A-1	4.25%	05/01/51	1,310,685
780,000	N Sumter Cnty FL Util Dependent Dist Util Rev Sumter Wtr Conservation Auth Proj, AGM	4.00%	10/01/41	781,349
355,000	Nthrn Palm Beach Cnty FL Impt Dist	5.00%	08/01/37	359,010
145,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/36	161,785
500,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/37	553,894
1,500,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/41	1,621,634
2,000,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/44	2,140,313
1,750,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/45	1,857,590
685,000	Panama City Beach FL Capital Impt Rev Front Beach Road Proj	5.00%	11/01/33	751,418
1,880,000	Pasco Cnty FL Sch Brd, Ser C, AGM, COPS	5.00%	08/01/34	2,044,618
4,250,000	Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj (b) (f)	5.88%	01/01/33	3,773,516
605,000	Pompano Beach FL Rev John Knox Vlg Proj, Ser A	4.00%	09/01/41	559,221
2,290,000	Putnam Cnty FL Dev Auth Ref Seminole Proj, Ser A	5.00%	03/15/42	2,338,769
815,000	Rhodine Road N CDD FL Spl Assmnt 2019 Assmnt Area	4.50%	05/01/40	801,641
500,000	Ridge at Apopka CDD FL Spl Assmnt, Ser 22	5.38%	05/01/42	513,683
215,000	Rivington CDD FL Spl Assmnt Rev 2022 Assmnt Area	3.25%	05/01/27	210,902
105,000	Rivington CDD FL Spl Assmnt Rev Assmnt Area	2.88%	05/01/25	104,635
2,000,000	S Broward FL Hosp Dist Ref	4.00%	05/01/33	2,014,935
205,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/31	195,493

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$500,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/36	$457,731
1,175,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/41	1,010,724
1,500,000	Saint Johns Cnty FL Sch Brd, Ser A, AGM, COPS	5.25%	07/01/46	1,626,922
335,000	San Simeon Cmnty Dev Dist FL Spl Assmnt (d)	4.13%	06/15/39	309,081
3,000,000	Sarasota Cnty FL Pub Hosp Dist Sarasota Memorial Hosp Dt	5.00%	07/01/41	3,080,881
500,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.50%	05/01/31	496,930
1,745,000	Sarasota Natl FL CDD Spl Assmnt Ref	4.00%	05/01/39	1,733,671
1,615,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.13%	05/01/41	1,435,821
3,635,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.25%	05/01/53	3,075,044
2,250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (d)	5.00%	03/01/30	2,252,865
2,730,000	Stoneybrook FL S CDD Spl Assmnt Rev Assmnt Area Two A Proj	5.13%	11/01/34	2,886,229
1,245,000	Summer Woods CDD FL Spl Assmnt Area Two 2020 Proj	4.00%	05/01/50	1,036,380
120,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/31	129,657
200,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/32	214,910
250,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/33	267,005
250,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/34	266,183
400,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	4.00%	07/01/38	394,998
300,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	4.00%	07/01/39	295,092
230,000	Tampa FL Rev Ref The Univ of Tampa Proj, Ser A	5.00%	04/01/34	245,183
620,000	Tern Bay CDD FL Spl Assmnt	3.13%	06/15/27	604,568
2,850,000	Tern Bay CDD FL Spl Assmnt	4.00%	06/15/42	2,555,710
665,000	The Heights CDD FL Spl Assmnt Rev CDD	4.00%	01/01/28	663,169
775,000	Tolomato FL CDD Ref 2022A Assmnt Area, Ser A, AGM	3.00%	05/01/26	771,297
825,000	Tolomato FL CDD Ref 2022A Assmnt Area, Ser A, AGM	3.00%	05/01/28	820,057
635,000	Trout Creek CDD FL Capital Impt Rev	4.00%	05/01/40	578,425
750,000	Two Lakes CDD FL Spl Assmnt	5.00%	05/01/44	774,052
750,000	Two Rivers W CDD FL Spl Assmnt Proj, Ser 2024	5.63%	05/01/44	753,216
1,750,000	Veranda CDD II FL Spl Assmnt Rev Ref Assmt Area 3 Preserve E Proj	5.13%	05/01/44	1,776,292
1,000,000	Villamar CDD FL Spl Assmnt Area Six Proj	5.50%	05/01/44	1,024,006
70,000	Vlg FL CDD #6 Spl Assmnt Rev Ref	4.00%	05/01/25	70,134
500,000	Volusia Cnty FL Eductnl Fac Auth Ref Embry Riddle Aeronautical Univ Inc Proj, Ser A	4.00%	10/15/36	506,419
500,000	Volusia Cnty FL Eductnl Fac Auth Ref Embry Riddle Aeronautical Univ Inc Proj, Ser A	4.00%	10/15/37	503,899
850,000	Volusia Cnty FL Eductnl Fac Auth Stetson Univ Inc Proj	5.25%	06/01/41	902,049
1,315,000	Volusia Cnty FL Eductnl Fac Auth Stetson Univ Inc Proj	5.25%	06/01/42	1,390,530
835,000	Westside FL CDD Spl Assmnt Rev Ref (d)	4.10%	05/01/37	791,020
1,165,000	Westview S CDD FL Spl Assmnt Area One 2023 Proj Area	5.38%	05/01/43	1,184,704
775,000	Yarborough Lane CDD FL Spl Assmnt Proj, Ser 2024	5.35%	05/01/44	769,693
				159,976,307
	Georgia — 4.1%
8,980,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subord, Ser D, AMT	4.00%	07/01/37	8,919,329
1,000,000	Atlanta GA Arpt Rev Ref, Ser C, AMT	4.00%	07/01/39	977,714
3,000,000	Atlanta GA Arpt Rev, Ser A	5.00%	07/01/42	3,238,835
650,000	Atlanta GA Tax Allocation Ref Eastside Proj (Pre-refunded maturity 01/01/26)	5.00%	01/01/30	663,292

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$2,400,000	Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev Var GA Pwr Co Plt Bowen Proj, AMT (c)	1.95%	11/01/62	$2,400,000
3,500,000	Bartow Cnty GA Dev Auth Var Ref GA Pwr Co Plt Bowen Proj Remk, First Ser (Mandatory put 03/08/28)	3.95%	12/01/32	3,582,041
1,300,000	Brookhaven Dev Auth GA Children’s Hlthcare of Atlanta, Ser A	5.00%	07/01/35	1,382,895
2,000,000	Burke Cnty GA Dev Auth Poll Control Rev Adjustable GA Pwr Co Plant Vogtle Proj Remk (c)	1.95%	11/01/52	2,000,000
1,000,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj Remk, 2nd Ser (Mandatory put 03/12/27)	3.38%	11/01/48	1,003,858
875,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj Remk, 5th Ser (Mandatory put 06/13/28)	3.70%	10/01/32	889,654
4,000,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj (c)	1.90%	11/01/52	4,000,000
600,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/31	662,505
250,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/36	278,122
250,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/37	277,013
250,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/38	275,453
625,000	De Kalb GA Priv Hosp Auth Children’s Hlthcare of Atlanta, Ser B	4.00%	07/01/37	631,881
350,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/35	354,757
400,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/36	403,071
2,775,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	2,798,187
750,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/34	795,143
890,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/35	941,581
2,525,000	GA St Hsg & Fin Auth Rev Sf Mtge, Ser C	3.25%	12/01/33	2,397,546
40,000	Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth Sys Inc Proj, Ser A	5.00%	02/15/26	40,730
250,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel First Tier, Ser A	4.00%	01/01/36	250,317
1,000,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel First Tier, Ser A	4.00%	01/01/54	882,238
3,625,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/27)	4.00%	07/01/52	3,671,218
14,500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	14,463,002
2,500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 06/01/30)	5.00%	06/01/53	2,606,680
3,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/31)	5.00%	05/01/54	3,181,114
2,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 06/01/32) (e)	5.00%	06/01/55	2,137,884
2,795,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B (Mandatory put 03/01/30)	5.00%	07/01/53	2,951,752
1,700,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B (Mandatory put 03/01/32)	5.00%	12/01/54	1,815,910

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$2,265,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser D (Mandatory put 12/01/30)	5.00%	05/01/54	$2,365,277
2,500,000	Monroe Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Scherer Proj 2nd Ser Remk (Mandatory put 03/06/26)	3.88%	12/01/41	2,521,659
600,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj J Bonds, Ser A, AGM	5.00%	07/01/38	656,162
320,000	Muni Elec Auth of GA Ref Plant Vogtle Units 3&4 Proj J, Ser A, AGM	4.00%	01/01/40	317,472
800,000	Muni Elec Auth of GA Ref Proj One Subord Bonds, Ser A	5.00%	01/01/42	859,526
750,000	Muni Elec Auth of GA Ref Proj One Subord Bonds, Ser A	5.00%	01/01/43	802,261
1,815,000	Muni Elec Auth of GA Ref Proj One Subord Bonds, Ser A, BAM	5.00%	01/01/45	1,899,998
1,750,000	Muni Elec Auth of GA Ref Proj One Subord Bonds, Ser A	5.25%	01/01/49	1,875,731
275,000	Priv Clgs & Univs Auth GA Ref Mercer Univ Proj	5.00%	10/01/29	294,558
				82,466,366
	Guam — 0.1%
1,000,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	1,023,200
300,000	Guam Port Auth Port Rev, Ser B, AMT	5.00%	07/01/32	308,701
				1,331,901
	Hawaii — 0.4%
3,460,000	HI St Arpts Sys Rev, Ser A, AMT	5.00%	07/01/43	3,512,937
455,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref First Bond Resolution, Ser B	5.00%	07/01/40	478,130
2,000,000	Honolulu City & Cnty HI Wstwtr Sys Rev Sustainable Bonds Sr First Bond Resolution, Ser A	5.00%	07/01/49	2,156,876
2,000,000	Honolulu City & Cnty HI Wstwtr Sys Rev Sustainable Bonds Sr First Bond Resolution, Ser A	5.25%	07/01/54	2,184,011
				8,331,954
	Idaho — 0.4%
1,000,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/25	1,003,350
1,265,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/30	1,273,183
1,000,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/37	1,000,048
2,000,000	ID St Hlth Facs Auth Rev Ref St Luke’s Hlth Sys Proj, Ser A	5.00%	03/01/34	2,094,603
2,000,000	ID St Hsg & Fin Assn Sales Tax Rev Transprtn Expansion & Congestion Mitigation Fund, Ser A	5.00%	08/15/48	2,151,142
				7,522,326
	Illinois — 4.1%
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/30	1,047,871
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/31	1,047,435
1,210,000	Bolingbrook IL Ref, Ser A	4.00%	01/01/35	1,121,299
1,000,000	Chicago IL Brd of Edu Dedicated Capital Impt Tax	5.25%	04/01/36	1,083,044
1,250,000	Chicago IL Brd of Edu Dedicated Capital Impt Tax	5.25%	04/01/37	1,348,739
500,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	507,971
3,435,000	Chicago IL Brd of Edu Ref, Ser B	5.00%	12/01/30	3,562,423
500,000	Chicago IL Brd of Edu, Ser A	5.50%	12/01/37	531,696
500,000	Chicago IL Brd of Edu, Ser A	5.50%	12/01/38	529,954
2,600,000	Chicago IL Chicago Wks, Ser A	5.00%	01/01/35	2,719,351
2,000,000	Chicago IL Chicago Wks, Ser A	5.50%	01/01/41	2,079,208
560,000	Chicago IL ETM, Ser A	5.00%	01/01/27	582,647
2,000,000	Chicago IL Met Wtr Reclamation Dist Greater Chicago Sustainable Bond, Ser A	5.00%	12/01/42	2,197,145

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$2,000,000	Chicago IL Met Wtr Reclamation Dist Greater Chicago Sustainable Bond, Ser A	5.00%	12/01/43	$2,186,654
200,000	Chicago IL Midway Arpt Rev Sr Lien Ref, Ser A, AMT, BAM	5.50%	01/01/37	222,477
500,000	Chicago IL Midway Arpt Rev Sr Lien Ref, Ser A, AMT, BAM	5.75%	01/01/42	549,263
305,000	Chicago IL O’Hare Intl Arpt Rev Ref Gen Sr Lien, Ser A, AMT	5.00%	01/01/30	308,227
325,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien O’Hare Intl Arpt, Ser C, AMT	5.00%	01/01/34	347,137
3,320,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/36	3,440,792
2,100,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	2,172,281
1,455,000	Chicago IL O’Hare Intl Arpt Rev Ref, Ser C, AMT	5.00%	01/01/39	1,549,632
1,250,000	Chicago IL O’Hare Intl Arpt Rev Ref, Ser C, AMT	5.25%	01/01/41	1,355,443
1,350,000	Chicago IL Park Dist Ref, Ser A, BAM	4.00%	01/01/32	1,374,578
2,155,000	Chicago IL Park Dist Ref, Ser A, BAM	4.00%	01/01/37	2,166,520
500,000	Chicago IL Ref, Ser A	5.63%	01/01/29	515,903
645,000	Chicago IL Ref, Ser C	5.00%	01/01/26	657,604
1,500,000	Chicago IL Unrefunded, Ser A	5.00%	01/01/27	1,534,117
1,000,000	Cook Cnty IL Sch Dist #81 Schiller Park, BAM	3.00%	12/01/35	925,784
505,000	Hampshire IL Spl Svc Area #14 Spl Tax Ref Lakewood Crossing, BAM	4.00%	03/01/25	505,400
125,000	IL St	5.00%	06/01/27	127,922
325,000	IL St Fin Auth Acad Facs Lease Rev Univ of IL at Urbana Champaign Proj, Ser A	5.00%	10/01/33	343,952
850,000	IL St Fin Auth Acad Facs Lease Rev Univ of IL at Urbana Champaign Proj, Ser A	5.00%	10/01/34	895,417
970,000	IL St Fin Auth Acad Facs Lease Rev Univ of IL at Urbana Champaign Proj, Ser A	5.00%	10/01/35	1,018,358
300,000	IL St Fin Auth Acad Facs Lease Rev Univ of IL at Urbana Champaign Proj, Ser A	5.00%	10/01/36	314,071
500,000	IL St Fin Auth Rev Loc Govt Prog E Prairie Sch Dist #73 Proj, BAM	5.00%	12/01/30	527,913
845,000	IL St Fin Auth Rev Ref Mercy Hlth Sys Oblig Grp	5.00%	12/01/33	860,591
4,350,000	IL St Fin Auth Rev Township High Sch Dist #207 Proj	4.00%	12/01/38	4,382,046
500,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev CHF Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	509,468
95,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev CHF Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/31	96,716
465,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev CHF Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/32	472,615
2,170,000	IL St Hsg Dev Auth Mf Hsg Rev Var S Shore HHDC (Mandatory put 02/01/26)	5.00%	02/01/27	2,207,718
1,545,000	IL St Ref, Ser B	5.00%	03/01/25	1,547,208
3,175,000	IL St Sales Tax Rev Junior Oblig, Ser A, BAM	3.00%	06/15/34	2,886,167
500,000	IL St Toll Hwy Auth Ref Sr, Ser A	5.00%	01/01/38	562,109
1,500,000	IL St, Ser A	5.00%	12/01/26	1,548,771
2,500,000	IL St, Ser A	5.50%	03/01/42	2,737,530
2,000,000	IL St, Ser B	4.00%	12/01/37	1,983,715
750,000	IL St, Ser B	5.25%	05/01/38	823,425
1,000,000	IL St, Ser B	5.25%	05/01/39	1,092,309
1,000,000	IL St, Ser B	5.25%	05/01/45	1,080,688
4,500,000	IL St, Ser C	5.00%	11/01/29	4,706,845
325,000	IL St, Ser D	5.00%	11/01/26	335,185

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$3,460,000	Kane Cook & Du Page Cntys IL Cmnty Clg Dist #509	4.00%	12/15/40	$3,493,893
1,500,000	Lincolnwood IL Tax Incr Allocation Rev Nts Dist 1860 Dev Proj, Ser A, COPS (d)	4.82%	01/01/41	1,471,673
1,175,000	Madison Bond Etc Cntys IL Cmnty Unit Sch Dist #5, Ser B, AGM	5.50%	02/01/39	1,274,742
700,000	Madison Bond Etc Cntys IL Cmnty Unit Sch Dist #5, Ser B, AGM	5.50%	02/01/40	756,276
1,140,000	Moultrie Shelby & Coles Cntys IL Cmnty Unit Sch Dist #300, BAM	5.00%	12/01/43	1,186,716
875,000	Moultrie Shelby & Coles Cntys IL Cmnty Unit Sch Dist #300, BAM	5.00%	12/01/44	909,445
405,000	Peoria IL Ref, Ser C, AGM	4.00%	01/01/33	417,485
645,000	Rockford IL Ref Wtrwks Sys, Ser B, BAM	5.00%	12/15/26	669,652
125,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/25	125,195
950,000	Sales Tax Securitization Corp IL Ref, Ser C	5.50%	01/01/36	1,015,802
1,025,000	Sales Tax Securitization Corp IL Ref, Ser C	5.25%	01/01/43	1,067,920
885,000	Skokie IL Park Dist, Ser A	5.00%	12/01/34	964,142
510,000	Skokie IL Park Dist, Ser A	5.00%	12/01/35	556,110
630,000	Will Cnty IL Forest Preserve Dist	5.00%	12/15/41	687,346
				83,827,731
	Indiana — 2.5%
2,270,000	Avon IN Cmnty Sch Bldg Corp	5.00%	01/15/41	2,420,924
3,080,000	Borden Henryville Multi Sch Bldg Corp IN	5.00%	07/15/39	3,310,547
2,000,000	Brownsburg IN 1999 Sch Bldg Corp First Mtge, Ser A	5.00%	07/15/42	2,166,097
2,000,000	Carmel IN Redev Auth	3.00%	07/15/40	1,761,259
2,550,000	Danville IN Multi Sch Bldg Corp First Mtg	5.00%	07/15/41	2,759,366
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (d)	5.30%	01/01/32	237,896
750,000	Franklin Twp IN Multi Sch Bldg Corp First Mtge	5.00%	07/15/40	815,853
1,000,000	Franklin Twp IN Multi Sch Bldg Corp First Mtge	5.00%	07/15/41	1,082,925
1,010,000	Franklin Twp IN Multi Sch Bldg Corp First Mtge	5.00%	07/15/42	1,088,918
1,210,000	Franklin Twp IN Multi Sch Bldg Corp First Mtge	5.00%	07/15/43	1,297,546
3,000,000	IN Fin Auth Midwestern Disaster Relief Rev OH Vly Elec Corp Proj Remk, Ser A	4.25%	11/01/30	3,072,166
1,500,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	1,510,107
1,555,000	IN St Fin Auth Hlth Fac Rev Margaret Mary Hlth Proj, Ser A	5.00%	03/01/31	1,649,121
1,000,000	IN St Fin Auth Hlth Fac Rev Margaret Mary Hlth Proj, Ser A	5.50%	03/01/39	1,081,353
2,000,000	IN St Fin Auth Hlth Sys Rev IN Univ Hlth, Ser A	5.00%	10/01/43	2,158,794
430,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/36	415,966
1,330,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/37	1,285,245
1,000,000	IN St Fin Auth Hosp Rev Reid Hlth, AGM	5.00%	01/01/40	1,052,171
500,000	IN St Fin Auth Rev Marian Univ Proj, Ser A	5.00%	09/15/34	511,056
275,000	IN St Fin Auth Rev Ref Rev Cmnty Fdtn of NW IN	5.00%	09/01/31	282,057
2,800,000	IN St Muni Pwr Agy Ref, Ser A	5.00%	01/01/42	2,852,660
2,000,000	IPS Multi Sch Bldg Corp IN Ref Sustainable Bond First Mortgage	5.00%	07/15/43	2,162,642
2,250,000	IPS Multi Sch Bldg Corp IN Sustainable Bond First Mtge	5.00%	07/15/41	2,446,899
1,080,000	Msd Warren Twp IN Vision 2005 Sch Bldg Corp Rev	3.00%	07/10/35	1,000,110
2,420,000	Noblesville IN Cmnty Dev Corp LSE Rent Rev Event Ctr Proj, Ser B, AGM	5.00%	08/01/40	2,599,236
2,485,000	Northern IN Commuter Transprtn Dist Indl Rev	5.25%	01/01/49	2,675,698
1,000,000	Penn IN High Sch Bldg Corp 1st Mtge Bonds, Ser A	5.00%	07/15/42	1,060,635
1,500,000	Sunman Dearborn IN High Sch Bldg Corp First Mtge	5.00%	07/15/41	1,608,826

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana (Continued)
$2,000,000	Sunman Dearborn IN High Sch Bldg Corp First Mtge	5.00%	07/15/42	$2,136,443
1,500,000	Whiting IN Envrnmntl Facs Rev Ref BP Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	1,522,224
				50,024,740
	Iowa — 0.8%
720,000	Altoona IA, Ser A, BAM, COPS	5.00%	06/01/34	758,126
2,385,000	Coralville IA Ref, Ser A	5.00%	05/01/38	2,393,470
2,000,000	Dallas Ctr IA Grimes Cmnty Sch Dist	3.00%	05/01/39	1,749,630
4,000,000	IA St Brd Regents Hosp Rev Univ of IA Hlth Cares Hosp Sys, Ser A (e)	5.00%	09/01/40	4,429,333
3,000,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Pre-refunded maturity 12/01/32)	5.00%	12/01/50	3,433,265
300,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/35	301,822
200,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/38	199,025
300,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/39	296,095
1,060,000	Univ of IA IA Facs Corp Museum of Art Proj	3.00%	06/01/38	945,811
1,085,000	Univ of IA IA Facs Corp Museum of Art Proj	3.00%	06/01/39	948,866
				15,455,443
	Kansas — 0.6%
1,240,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/29	1,271,026
1,470,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/30	1,506,611
1,900,000	KS St Dept of Transprtn Hwy Rev	5.00%	09/01/35	1,918,940
500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/31	507,536
625,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/32	633,611
575,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/33	582,388
500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/34	505,990
525,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/35	529,421
600,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/36	602,633
1,045,000	Lenexa KS Hlth Care Fac Rev Ref Lakeview Vlg Inc, Ser A	5.00%	05/15/26	1,049,174
2,000,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Vlg E Proj Areas 2B 3 5 (d)	5.75%	09/01/39	2,079,240
475,000	Wyandotte Cnty KS Kansas City Unif Govt Util Sys Rev Ref & Impt, Ser A	5.00%	09/01/29	475,437
150,000	Wyandotte Cnty KS Unif Sch Dist #202, Ser A, AGM (Pre- refunded maturity 09/01/27)	5.00%	09/01/32	158,438
				11,820,445
	Kentucky — 2.4%
1,350,000	Ashland KY Med Ctr Rev Ref Ashland Hosp Corp DBA Kings Daughters Med Ctr, AGM	3.00%	02/01/40	1,175,053
5,100,000	Boyle Cnty KY Eductnl Facs Rev Ref Ctr Clg, Ser A	5.25%	06/01/43	5,389,424
2,000,000	Jefferson Cnty KY Sch Dist Fin Corp Sch Bldg Rev, Ser B	3.00%	12/01/38	1,780,816
145,000	KY St Econ Dev Fin Auth Baptist Hlthcare Sys, Ser B	5.00%	08/15/28	151,705
2,950,000	KY St Econ Dev Fin Auth Baptist Hlthcare Sys, Ser B	5.00%	08/15/46	2,981,217
160,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Hlthcare Inc, Ser B, CABS, NATL-RE	(g)	10/01/25	155,825
625,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/38	616,126
3,795,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/44	3,865,299
895,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/36	939,869
1,335,000	KY St Econ Dev Fin Auth Sol Wst Disp Rev Ref Rep Svcs Remk, Ser A, AMT (Mandatory put 03/03/25)	4.20%	04/01/31	1,335,000

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky (Continued)
$1,480,000	KY St Hsg Corp Sf Mtge, Ser C	4.00%	07/01/39	$1,481,434
1,500,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser A-1 (Mandatory put 02/01/32)	5.25%	04/01/54	1,614,283
6,300,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	6,317,426
1,500,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Hlthcare Inc, Ser A	4.00%	10/01/39	1,450,903
1,300,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/40	1,401,143
1,000,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/41	1,068,557
290,000	Louisville & Jefferson Cnty KY Met Swr Dist Swr & Drain Sys Sustainable Bond, Ser A	5.00%	05/15/29	314,944
16,200,000	Meade Cnty KY Indl Bldg Rev Var Nucor Steel Brandenburg Proj Sustainable Bond, Ser B-1 (c)	2.35%	08/01/61	16,200,000
1,000,000	Trimble Cnty KY Envrnmntl Facs Rev Var Louisville Gas & Elec Co Proj, Ser A, AMT (Mandatory put 06/01/27)	4.70%	06/01/54	1,013,562
				49,252,586
	Louisiana — 1.0%
4,000,000	E Baton Rouge Parish LA Capital Impts Dist MOVEBR Sales, Ser T	5.00%	08/01/46	4,286,542
6,500,000	E Baton Rouge Parish LA Swr Commn Rev Ref, Ser A	4.00%	02/01/45	6,249,275
1,000,000	LA Pub Facs Auth Rev Ref Ochsner Clinic Fdtn Proj	5.00%	05/15/36	1,021,838
250,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ascension Psh Courthouse Proj	5.00%	11/01/31	259,299
1,700,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Hosp Womans Fdtn Proj, Ser A	5.00%	10/01/37	1,740,491
1,500,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Westlake Chemical Corp Proj Remk	3.50%	11/01/32	1,444,592
1,525,000	LA St Pub Facs Auth Sol Wst Disp Fac Rev Var Elementus Minerals LLC Proj (Mandatory put 11/01/25) (d)	5.00%	10/01/43	1,537,326
2,000,000	Lafayette LA Util Rev Elec Proj, AGC	5.00%	11/01/44	2,148,297
200,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/31	204,506
1,305,000	New Orleans LA Wtr Rev (Pre-refunded maturity 12/01/25)	5.00%	12/01/34	1,330,113
				20,222,279
	Maine — 0.1%
2,500,000	Bar Harbor ME	5.00%	09/01/49	2,694,834
	Maryland — 1.2%
565,000	Baltimore Cnty MD Rev Ref Oak Crest Vlg Inc Fac	4.00%	01/01/39	543,314
650,000	Baltimore Cnty MD Rev Ref Oak Crest Vlg Inc Fac	4.00%	01/01/40	617,604
600,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/33	605,674
685,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/34	689,635
650,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/36	651,271
2,020,000	Baltimore MD Spl Oblig Ref E Baltimore Rsrch Park Proj, Ser A	5.00%	09/01/38	2,034,246
125,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (d)	2.80%	06/01/25	124,713
135,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (d)	2.85%	06/01/26	132,947
2,000,000	Cmnty Dev Admin MD Mf Dev Rev Sustainable Bonds Vlgs at Marley Station, Ser D-2	3.30%	01/01/29	2,001,967
550,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	4.00%	07/01/36	553,122
750,000	MD St Dept of Transprtn BWI Thurgood Marshall Arpt Proj, Ser A, AGC, AMT	5.25%	08/01/41	816,025

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Maryland (Continued)
$750,000	MD St Dept of Transprtn BWI Thurgood Marshall Arpt Proj, Ser A, AGC, AMT	5.25%	08/01/42	$811,827
500,000	MD St Econ Dev Corp Stdt Hsg Rev Bowie St Univ Proj	4.00%	07/01/40	453,294
2,660,000	MD St Econ Dev Corp Stdt Hsg Rev College Park Leonard Town Proj, AGM	5.00%	07/01/40	2,832,405
800,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth Sys, Ser A	5.00%	07/01/30	822,815
250,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/35	242,934
225,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/36	217,073
750,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/46	670,205
1,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Univ of MD Med Sys Issue, Ser A (e)	5.00%	07/01/40	1,102,064
1,500,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Univ of MD Med Sys Issue, Ser A (e)	5.00%	07/01/41	1,634,364
2,315,000	MD St Stadium Auth Rev Constr & Revitalization Prog Baltimore Pub Sch, Ser A	5.00%	05/01/36	2,423,895
1,000,000	MD St Stadium Auth Rev Football Stadium Issue, Ser A	5.00%	09/01/37	1,105,905
2,500,000	MD Stadium Auth Built to Learn Rev Built to Learn Bonds	5.00%	06/01/46	2,680,376
1,480,000	WA MD Suburban San Dist Consol Pub Impt	3.00%	06/01/39	1,316,513
				25,084,188
	Massachusetts — 1.6%
2,500,000	MA St Bay Transprtn Auth Sales Tax Rev Sr Ref, Ser A	5.00%	07/01/47	2,696,591
2,000,000	MA St Bay Transprtn Auth Sales Tax Rev Sr Ref, Ser A	5.00%	07/01/48	2,151,126
2,155,000	MA St Bay Transprtn Auth Sales Tax Rev Sr, Ser A	5.00%	07/01/45	2,162,163
7,000,000	MA St Consolidated Loan of 2024, Ser-I	5.00%	12/01/49	7,498,247
160,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (d)	5.00%	11/15/28	166,339
3,935,000	MA St Dev Fin Agy Rev Ref UMass Memorial Hlth Care Oblig Grp, Ser N-1 (e)	5.00%	07/01/45	4,194,836
3,920,000	MA St Port Auth Ref, Ser A, AMT	5.00%	07/01/32	4,145,258
1,555,000	MA St Port Auth, Ser C, AMT	5.00%	07/01/31	1,648,092
2,000,000	MA St Transprtn Fund Rev Rail Enhancement Prog, Ser A	5.00%	06/01/45	2,005,272
3,000,000	MA St Transprtn Fund Rev Rail Enhancement Proj Commonwealth Transprtn Fund, Ser B	5.00%	06/01/40	3,132,292
2,500,000	MA St, Ser B	5.00%	05/01/54	2,649,146
				32,449,362
	Michigan — 2.2%
1,620,000	Charles Stewart Mott MI Cmnty Clg Ref, AGM	5.00%	05/01/41	1,766,292
155,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/36	159,267
100,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/37	102,126
150,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/38	152,244
2,500,000	Grand Rapids MI Santn Swr Sys Rev	5.00%	01/01/43	2,564,814
2,000,000	Great Lakes MI Wtr Auth Sewage Disposal Sys Rev Ref Sr Lien, Ser A	5.00%	07/01/37	2,265,612
1,000,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Sr Lien, Ser C	5.00%	07/01/31	1,021,711
4,965,000	Kalamazoo MI Hosp Fin Auth Unrefunded Ref Bronson Hlthcare Grp	4.00%	05/15/36	4,910,874
3,630,000	Kentwood MI Pub Schs, Ser II, AGM	5.00%	05/01/46	3,834,973
1,195,000	Lake Shore MI Pub Schs, Ser I	5.00%	11/01/37	1,316,306

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$1,000,000	Lakeview MI Public Sch Distn	3.00%	11/01/35	$925,515
1,000,000	L’Anse Creuse MI Pub Schs, Ser I (e)	5.00%	05/01/42	1,091,920
500,000	MI St Fin Auth Act 38 Facs Sr Rev Sustainable Bonds Henry Ford Hlth Detroit Util Plant Proj	5.25%	02/28/42	538,272
890,000	MI St Fin Auth Ltd Oblig Rev Ref Clg for Creative Studies Proj	5.00%	12/01/25	890,323
2,010,000	MI St Fin Auth Rev Henry Ford Hlth Sys, Ser A	5.00%	11/15/48	2,054,594
325,000	MI St Fin Auth Rev Loc Govt Loan Pgm Great Lakes Wtr Auth Ref 2nd Lien, Ser C	5.00%	07/01/27	327,129
2,000,000	MI St Fin Auth Rev Multi Modal McLaren Hlth Care, Ser A	4.00%	02/15/44	1,897,159
2,000,000	MI St Fin Auth Rev Multi Modal McLaren Hlth Care, Ser A	4.00%	02/15/47	1,858,347
1,070,000	MI St Fin Auth Rev Ref Beaumont Spectrum Consolidation, Ser A	5.00%	04/15/33	1,184,959
1,000,000	MI St Fin Auth Rev Ref CHE Trinity Hlth Credit Grp Remk, Ser 2013-2	4.00%	12/01/35	1,010,735
1,955,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/35	1,954,911
665,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/36	660,153
2,000,000	MI St Fin Auth Rev Ref Hosp McLaren Hlth Care, Ser B	5.00%	05/15/33	2,007,358
1,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D-1	5.00%	07/01/34	1,006,344
2,500,000	MI St Fin Auth Rev Ref Sr Turbo, Ser A-2	5.00%	06/01/40	2,577,906
565,000	MI St Hosp Fin Auth Ref Ascenion Sr Credit Remk, Ser F7 (Pre- refunded maturity 11/15/26)	5.00%	11/15/47	583,357
650,000	Midland MI Pub Schs Sch Bldg & Site, Ser II	5.00%	05/01/35	691,681
4,500,000	Univ of MI MI, Ser A	3.00%	04/01/28	4,484,895
				43,839,777
	Minnesota — 0.7%
370,000	Duluth MN Indep Sch Dist #709 Ref, Ser B, COPS	5.00%	02/01/27	384,437
1,015,000	Maple Grove MN, Ser A	4.00%	02/01/37	1,044,811
1,740,000	Minneapolis MN & Saint Paul MN Hsg & Redev Auth Hlth Care Children’s Hlth Care (e)	5.00%	08/15/40	1,948,029
2,000,000	Minneapolis MN & Saint Paul MN Hsg & Redev Auth Hlth Care Children’s Hlth Care (e)	5.00%	08/15/42	2,205,800
950,000	Minneapolis Saint Paul MN Met Arpts Commn Arpt Rev Ref Sub, Ser B, AMT	5.00%	01/01/39	980,631
285,000	MN St Agric & Econ Devbrd HealthPartners Oblig Grp	5.00%	01/01/40	313,032
1,760,000	MN St Agric & Econ Devbrd HealthPartners Oblig Grp	5.00%	01/01/44	1,883,507
500,000	Saint Paul MN Hsg & Redev Auth Hlth Care Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/30	502,760
4,000,000	Saint Paul MN Hsg & Redev Auth Hlth Care Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/32	4,020,174
				13,283,181
	Mississippi — 0.8%
500,000	Gulfport MS Hosp Fac Rev Memorial Hosp at Gulfport Proj	5.25%	07/01/41	541,247
500,000	Gulfport MS Hosp Fac Rev Memorial Hosp at Gulfport Proj	5.25%	07/01/42	538,261
500,000	Gulfport MS Hosp Fac Rev Memorial Hosp at Gulfport Proj	5.25%	07/01/43	534,752
1,840,000	MS St Busn Fin Commns Gulf Opportunity Zone Var Chevron USA Inc, Ser K (c)	1.78%	11/01/35	1,840,000
4,400,000	MS St Busn Fin Corp Sol Wst Disp Rev Adj Ref MS Pwr Co Proj Remk, AMT (c)	2.00%	05/01/28	4,400,000
5,000,000	MS St Hosp Equipment & Facs Auth Baptist Memorial Hlth Care, Ser A	5.00%	09/01/41	5,017,825

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Mississippi (Continued)
$2,000,000	MS St, Ser A (Pre-refunded maturity 11/01/26)	5.00%	11/01/33	$2,077,431
1,150,000	Warren Cnty MS Lease Pur Jail Proj, BAM, COPS	6.00%	09/01/43	1,312,905
				16,262,421
	Missouri — 1.7%
300,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/31	308,642
2,150,000	Jackson Cnty MO Consol Sch Dist #4	4.00%	03/01/31	2,187,567
2,000,000	Jackson Cnty MO Consol Sch Dist #4	5.00%	03/01/35	2,064,013
1,610,000	Jackson Cnty MO Consol Sch Dist #4	5.75%	03/01/43	1,807,782
700,000	Jackson Cnty MO Spl Oblig Ref Truman Sports Complex Proj	5.00%	12/01/31	700,777
1,260,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intl Arpt Terminal Mod Proj, Ser B, AMT	5.00%	03/01/46	1,274,659
4,310,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intl Arpt Terminal Mod, Ser A, AMT	5.00%	03/01/31	4,508,158
1,000,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intl Arpt, Ser A, AMT	5.00%	03/01/30	1,059,798
220,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/30	223,080
415,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/31	420,412
1,550,000	Maryville MO Sch Dist #R-II	5.00%	03/01/41	1,633,686
530,000	MO Jt Muni Elec Util Commn Pwr Proj Rev Dogwood Energy Fac Proj, Ser C, BAM	5.00%	06/01/38	588,514
555,000	MO Jt Muni Elec Util Commn Pwr Proj Rev Dogwood Energy Fac Proj, Ser C, BAM	5.00%	06/01/39	611,696
500,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Cox Health & Oblig Grp, Ser A	5.00%	11/15/37	523,119
550,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Mercy Hlth	5.50%	12/01/42	613,501
710,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Mosaic Hlth Sys, Ser A	4.00%	02/15/39	710,510
1,000,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref, Ser C (Mandatory put 05/01/28)	5.00%	05/01/52	1,054,849
1,000,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/27	1,007,438
1,960,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/29	1,977,293
2,120,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/31	2,138,005
555,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/32	558,706
260,000	MO St Hlth & Eductnl Facs Auth Med Rsrch Lutheran Svcs, Ser A	5.00%	02/01/28	262,687
700,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser A	5.25%	02/01/44	739,011
2,570,000	St Charles Cnty MO Pub Wtr Sply Dist #2 Pub Wtr Sply Dist No 2, COPS	5.25%	12/01/46	2,782,507
1,135,000	St Louis Cnty MO Pattonville Sch Dist #R-3	5.50%	03/01/39	1,256,741
1,010,000	St Louis Cnty MO Pattonville Sch Dist #R-3	5.50%	03/01/40	1,112,810
1,295,000	St Louis Cnty MO Spl Oblig Convention Ctr, Ser A	5.25%	12/01/38	1,378,077
1,900,000	St Louis MO Muni Library Dist Ref, BAM, COPS	3.00%	03/15/39	1,664,230
				35,168,268
	Montana — 0.1%
2,000,000	Forsyth MT Poll Control Rev Ref Puget Sound Energy Proj, Ser A	3.90%	03/01/31	1,990,087
250,000	MT St Brd of Hsg Sf Mtge Ref, Ser A-1	2.80%	12/01/39	207,172
				2,197,259

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Nebraska — 0.2%
$3,000,000	Centrl Plains Energy Proj NE Gas Proj Rev Var Ref Proj #4, Ser A (Mandatory put 11/01/29)	5.00%	05/01/54	$3,142,668
500,000	NE St Pub Pwr Dist Rev Gen, Ser C	5.00%	01/01/35	508,005
				3,650,673
	Nevada — 1.0%
750,000	Carson City NV Hosp Rev Ref Carson Tahoe Regl Med Ctr, Ser A	5.00%	09/01/30	774,352
2,505,000	Clark Cnty NV Arpt Rev Ref, Ser B	5.00%	07/01/38	2,656,456
1,750,000	Clark Cnty NV Poll Control Rev Var Ref NV Pwr CO Proj Remk (Mandatory put 03/31/26)	3.75%	01/01/36	1,749,343
1,035,000	Clark Cnty NV Ref Las Vegas Convention & Visitors Auth, Ser C	3.00%	07/01/33	989,105
4,000,000	Clark Cnty NV Sch Dist, Ser A	5.00%	06/15/37	4,372,980
250,000	Las Vegas NV Spl Impt Dist #816 Spl Impt District No 816 Summerlin Vlg 22	2.25%	06/01/27	233,851
250,000	Las Vegas NV Spl Impt Dist #816 Spl Impt District No 816 Summerlin Vlg 22	2.50%	06/01/28	228,543
1,000,000	Las Vegas NV Spl Impt Dist #818 Summerlin Vlg 27	5.00%	12/01/39	1,033,913
1,230,000	Las Vegas Vly NV Wtr Dist Ref Wtr Impt, Ser A	5.00%	06/01/46	1,246,744
135,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/25	135,002
170,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/26	169,847
230,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/27	229,321
375,000	NV Dept of Busn & Ind NV Doral Acdmy, Ser A	5.00%	07/15/27	376,455
300,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/29	312,749
950,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/30	990,155
275,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/31	286,435
450,000	Reno Tahoe NV Arpt Auth Arpt Rev Tahoe Intl Arpt, Ser B	5.00%	07/01/43	484,265
1,200,000	Reno Tahoe NV Arpt Auth Arpt Rev Tahoe Intl Arpt, Ser B	5.00%	07/01/49	1,260,466
1,770,000	Washoe Cnty NV Hwy Rev Ref Fuel Tax	5.00%	02/01/42	1,842,113
				19,372,095
	New Hampshire — 0.1%
320,000	Natl Fin Auth NH Rev Adventist Hlth Energy Proj, Ser C	5.25%	07/01/41	339,946
1,575,000	Natl Fin Auth NH Rev Adventist Hlth Energy Proj, Ser C	5.25%	07/01/43	1,657,160
				1,997,106
	New Jersey — 2.3%
450,000	NJ St Econ Dev Auth Mtr Vehcl Surcharge Rev Ref Sub, Ser A, BAM	5.00%	07/01/28	467,131
2,000,000	NJ St Econ Dev Auth Rev Portal N Bridge Proj NJ Transit Transprtn Proj Bonds, Ser A	5.25%	11/01/40	2,201,176
3,250,000	NJ St Econ Dev Auth Rev Sch Facs Constr Prog, Ser LLL	5.00%	06/15/39	3,431,364
3,880,000	NJ St Econ Dev Auth Rev Sch Facs Constr Prog, Ser LLL	5.00%	06/15/44	4,023,785
1,050,000	NJ St Econ Dev Auth Rev Sustainable Bonds, Ser QQQ	5.00%	06/15/31	1,157,395
350,000	NJ St Econ Dev Auth Rev Sustainable Bonds, Ser QQQ	4.00%	06/15/35	358,124
490,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	493,746
750,000	NJ St Econ Dev Auth Wtr Facs Rev Var Ref NJ American Wtr Co Inc Proj Remk, Ser B, AMT (Mandatory put 06/01/28)	3.75%	11/01/34	749,506
1,290,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(g)	12/15/25	1,255,634
165,000	NJ St Transprtn Trust Fund Auth Fed Hwy Reimb Nts, Ser A-1, GARVEE	5.00%	06/15/28	169,044

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey (Continued)
$2,500,000	NJ St Transprtn Trust Fund Auth Fun Auth Transprtn Prog Bonds, Ser CC	5.25%	06/15/41	$2,756,749
1,750,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/28	1,882,327
140,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/39	148,013
3,040,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/26	3,155,064
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	534,498
3,100,000	NJ St Transprtn Trust Fund Auth Ref, Ser A	5.25%	06/15/39	3,534,116
1,000,000	NJ St Transprtn Trust Fund Auth Ref, Ser AA	5.25%	06/15/41	1,124,396
2,250,000	NJ St Transprtn Trust Fund Auth Transprtn Prog Bonds, Ser AA (Pre-refunded maturity 12/15/28)	5.00%	06/15/31	2,424,224
1,000,000	NJ St Transprtn Trust Fund Auth Transprtn Prog Bonds, Ser AA	5.00%	06/15/34	1,060,393
3,000,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser CC	5.25%	06/15/50	3,249,344
220,000	NJ St Transprtn Trust Fund Auth, Ser BB (Pre-refunded maturity 12/15/28)	5.00%	06/15/31	237,035
1,000,000	NJ St Transprtn Trust Fund Auth, Ser BB	5.00%	06/15/34	1,060,393
4,000,000	NJ St Turnpike Auth Turnpike Rev, Ser B	5.25%	01/01/49	4,378,228
500,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/27	515,246
5,505,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.25%	06/01/46	5,607,080
				45,974,011
	New Mexico — 0.4%
290,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/33	316,036
2,555,000	Albuquerque NM, Ser A	2.50%	07/01/27	2,506,894
2,000,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co NM San Juan Proj Remk, Ser D (Mandatory put 06/01/28)	3.90%	06/01/40	2,026,837
565,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/33	575,352
375,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/34	380,068
300,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/35	302,476
240,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.30%	10/01/25	239,370
250,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.45%	10/01/26	248,472
260,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.55%	10/01/27	256,573
365,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	5.00%	10/01/33	362,166
825,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	5.00%	06/01/32	861,580
				8,075,824
	New York — 6.5%
415,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.00%	07/01/36	439,679
2,000,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.00%	07/01/42	2,062,515
2,700,000	Chautauqua Cnty NY Capital Res Corp Exempt Facs Rev Var Ref NRG Energy Proj Remk (Mandatory put 04/03/28)	4.25%	04/01/42	2,737,275
495,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/37	510,258
2,000,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/42	2,045,773
1,000,000	Kings Park NY Centrl Sch Dist, Ser B	3.00%	07/15/31	970,124
350,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	5.00%	09/01/35	383,886
3,500,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	5.00%	09/01/49	3,716,292
10,000,000	Met Transprtn Auth NY Rev Var Ref Remk, Ser 2002D-2A-1 (c)	1.90%	11/01/32	10,000,000
250,000	Monroe Cnty NY Indl Dev Corp Rev Ref St John Fisher Univ Proj	5.00%	06/01/44	264,042

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$630,000	Monroe Cnty NY Indl Dev Corp Rev Ref St John Fisher Univ Proj	5.25%	06/01/49	$671,984
375,000	N Babylon NY Union Free Sch Dist	3.00%	07/01/35	352,893
5,000,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds, Ser F-2A (Mandatory put 12/22/26)	3.40%	11/01/62	5,000,654
175,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution, Subser EE-2	5.00%	06/15/40	184,850
1,000,000	New York City NY Transitional Fin Auth Bldg Aid Rev Subord Ref, Ser S-2A	5.00%	07/15/34	1,052,855
2,000,000	New York City NY Transitional Fin Auth Rev Future Tax Sec Sub, Subser D-1	5.50%	11/01/45	2,213,183
2,700,000	New York City NY Transitional Fin Auth Rev Sub Multi Modal, Ser F-1	5.25%	02/01/53	2,905,250
10,000,000	New York City NY Transitional Fin Auth Rev Sub, Ser B-1	4.00%	11/01/37	10,106,766
2,500,000	New York City NY Transitional Fin Auth Rev Sub, Ser B-1	4.00%	11/01/38	2,514,661
4,000,000	New York City NY Transitional Fin Auth Rev Subord, Ser A-1	5.25%	08/01/40	4,449,365
5,690,000	NY NY, Ser A, Subser A-1	4.00%	08/01/40	5,715,353
5,730,000	NY NY, Ser B, Subser B-1	5.25%	10/01/39	6,416,360
2,925,000	NY NY, Ser B, Subser B-1	5.25%	10/01/41	3,237,192
3,000,000	NY NY, Ser C	5.25%	03/01/49	3,242,310
6,015,000	NY NY, Ser F-1	5.00%	03/01/42	6,413,786
1,000,000	NY St Dorm Auth Rev Non St Supported Debt Montefiore Obligated Grp	5.50%	11/01/47	1,070,848
750,000	NY St Dorm Auth Rev Non St Supported Debt White Plains Hosp Obligated Grp, AGC	5.25%	10/01/44	815,705
450,000	NY St Dorm Auth Revs Non St Supported Debt Pratt Institute Ref	5.00%	07/01/39	455,753
280,000	NY St Dorm Auth Revs Non St Supported Debt Ref New Sch, Ser A	5.00%	07/01/31	306,076
500,000	NY St Dorm Auth Revs Non St Supported Debt Ref Northwell Hlth Oblig Grp, Ser A	5.00%	05/01/38	546,284
1,000,000	NY St Dorm Auth Revs Non St Supported Debt White Plains Hosp Obligated Grp, AGC	5.25%	10/01/43	1,092,611
8,000,000	NY St Dorm Auth Sales Tax Rev Ref Grp 3, Ser E	5.00%	03/15/38	8,345,342
1,925,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser A	3.00%	03/15/42	1,589,249
2,000,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser A	5.25%	03/15/49	2,163,661
450,000	NY St Envrnmntl Facs Corp Sol Wst Disp Rev Var Ref Wst Mgmt Inc Remk, AMT (Mandatory put 05/01/25)	4.25%	05/01/30	450,000
4,625,000	NY St Hsg Fin Agy Affordable Hsg Rev Var 320 W 38th St Hsg Remk, Ser A (Mandatory put 11/01/31)	3.57%	05/01/42	4,629,205
195,000	NY St Thruway Auth Gen Rev Jr Indebtedness Obl Subord, Ser B	4.00%	01/01/45	188,337
2,225,000	NY St Thruway Auth Personal Income Tax Rev Ref Bidding Grp 3	5.00%	03/15/40	2,435,126
4,185,000	NY St Thruway Auth Personal Income Tax Rev Ref Bidding Grp 3	5.00%	03/15/41	4,554,266
1,250,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	4.00%	10/01/30	1,246,766
2,720,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	5.00%	10/01/35	2,841,222
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev LaGuardia Arpt Terminal C&D Redev Proj, AMT	6.00%	04/01/35	1,116,869
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt New Terminal, AMT	5.25%	06/30/40	1,072,897
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt New Terminal, AMT	5.25%	06/30/43	1,057,738

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$1,240,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt Terminal One Prj, AGM, AMT	5.50%	06/30/42	$1,335,563
500,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt Terminal One Prj, AGM, AMT	5.50%	06/30/43	536,756
750,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt Terminal One Prj, AGM, AMT	5.50%	06/30/44	802,520
2,500,000	Port Auth of NY & NJ NY Ref, Ser 246, AMT	5.00%	09/01/43	2,636,165
1,250,000	Rockland Cnty NY Sol Wst Mgmt Auth Animal Shelter Proj, Ser A	6.25%	12/15/49	1,451,715
4,000,000	Suffolk Regl Off Track Betting Corp NY Rev	5.75%	12/01/44	4,123,006
150,000	Syracuse Regl Arpt Auth NY Sr Arpt Rev Ref, AMT	4.00%	07/01/36	147,804
2,165,000	Util Debt Securitization Auth NY Ref Restructuring Bonds, Ser TE-1	5.00%	12/15/39	2,411,476
750,000	Westchester Cnty NY Loc Dev Corp Rev Westchester Med Ctr Oblig Grp Proj, AGM	5.25%	11/01/34	846,893
675,000	Westchester Cnty NY Loc Dev Corp Rev Westchester Med Ctr Oblig Grp Proj, AGM	5.75%	11/01/48	747,376
500,000	Westchester Cnty NY Loc Dev Corp Rev Westchester Med Ctr Oblig Grp Proj, AGM	5.75%	11/01/49	552,281
850,000	Yonkers NY, Ser F, BAM	5.00%	11/15/40	928,186
500,000	Yonkers NY, Ser F, BAM	5.00%	11/15/41	542,509
				130,647,511
	North Carolina — 0.9%
575,000	Charlotte Mecklenburg NC Hosp Auth Hlth Care Sys Rev Ref Carolinas Hlthcare Sys, Ser A	5.00%	01/15/34	583,907
890,000	Charlotte NC Arpt Rev Charlotte Douglas Intl Arpt, Ser B, AMT	5.00%	07/01/29	948,455
925,000	Charlotte NC Arpt Rev, Ser A	5.00%	07/01/42	1,007,114
500,000	Charlotte NC Arpt Rev, Ser B, AMT	5.00%	07/01/40	528,772
750,000	Greenville NC Comb Enterprise Sys Rev Ref	5.00%	04/01/28	767,468
900,000	NC St Capital Facs Fin Agy Stdt Rev Ref Hsg NC A&T Univ Fdtn Proj, Ser A, AGC	5.00%	06/01/26	905,174
375,000	NC St Med Care Commn Hosp Rev Caromont Hlth, Ser A	5.00%	02/01/32	409,059
1,500,000	NC St Med Care Commn Hosp Rev Caromont Hlth, Ser B (Mandatory put 02/01/26)	5.00%	02/01/51	1,526,663
4,000,000	NC St Med Care Commn Retmnt Facs Rev Carolina Meadows	5.25%	12/01/44	4,321,715
500,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/45	498,689
500,000	NC St Med Care Commn Retmnt Facs Rev The United Methodist Retmnt Homes Proj, Ser A	5.00%	10/01/39	526,866
3,500,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/34	3,582,217
1,000,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/35	1,022,342
2,450,000	Wake Cnty NC Ltd Oblig	4.00%	03/01/38	2,504,922
				19,133,363
	Ohio — 3.0%
900,000	Akron Bath Copley Jt Twp OH Hosp Dist Ref Summa Hlth Oblig Grp Hosp Facs Rev	4.00%	11/15/36	876,651
100,000	Bowling Green OH St Univ Ref, Ser A	4.00%	06/01/38	101,166
1,000,000	Brunswick OH City Sch Dist, BAM	5.25%	12/01/53	1,055,844
3,000,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Class 1, Ser A-2	4.00%	06/01/37	2,962,480
2,000,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Class 1, Ser A-2	4.00%	06/01/48	1,789,737
1,875,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Class 2, Ser B-2	5.00%	06/01/55	1,689,126

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$370,000	Butler Cnty OH Port Auth Econ Dev Lease Rev Ref Cmnty First Solutions Oblg Grp Proj, Ser A	4.00%	05/15/46	$324,936
750,000	Columbus OH Regl Arpt Auth Rev Ref John Glenn Columbus Intl Arpt, Ser A, AMT (e)	5.25%	01/01/42	808,803
650,000	Columbus OH Regl Arpt Auth Rev Ref John Glenn Columbus Intl Arpt, Ser A, AMT (e)	5.25%	01/01/43	697,651
5,000,000	Columbus OH, Ser A	3.00%	07/01/27	4,985,618
310,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/31	335,307
250,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/32	270,309
380,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/33	409,745
1,000,000	Hamilton Cnty OH Hosp Facs Rev UC Hlth	4.00%	09/15/50	838,461
2,000,000	Hamilton Cnty OH Hosp Facs Rev Var Ref Trihealth Inc Obligated Grp Proj Remk, Ser B (c)	1.95%	08/15/51	2,000,000
2,860,000	Kings OH Loc Sch Dist	5.25%	12/01/49	3,055,687
960,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/32	1,007,816
1,000,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/33	1,046,885
575,000	Miamisburg OH City Sch Dist Ref (Pre-refunded maturity 12/01/25)	5.00%	12/01/35	585,447
360,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.25%	09/01/42	386,936
400,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.25%	09/01/43	427,948
400,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.25%	09/01/44	426,331
500,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.25%	09/01/49	525,263
400,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	4.00%	08/01/37	401,441
1,375,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	4.00%	08/01/41	1,338,571
2,500,000	OH St Air Quality Dev Auth American Elec Pwr Co Proj Remk, Ser A (Mandatory put 10/01/29)	2.40%	12/01/38	2,325,440
1,500,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (d)	5.00%	07/01/49	1,403,647
3,000,000	OH St Air Quality Dev Auth OH Vly Electric Corp Proj Remk, Ser B, AMT (Mandatory put 10/01/29)	2.60%	06/01/41	2,803,627
2,225,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	2,171,570
1,000,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser A, AMT (Mandatory put 06/01/27)	4.25%	11/01/39	1,010,591
2,000,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser B (Mandatory put 06/01/27)	4.00%	09/01/30	2,020,373
500,000	OH St Hgr Eductnl Fac Commn Ref Rev Judson Oblig Grp 2020 Proj, Ser A	5.00%	12/01/45	489,201
3,500,000	OH St Hosp Rev Childrens Hosp Med Ctr of Akron, Ser A	5.25%	08/15/48	3,781,374
1,985,000	OH St Hosp Rev Ref Var Univ Hosps Hlth Sys Inc, Ser C (c)	2.50%	01/15/51	1,985,000
325,000	OH St Hosp Rev Ref, Ser A	5.00%	01/15/35	346,380
500,000	OH St Hosp Rev Ref, Ser A	4.00%	01/15/38	497,225
2,000,000	OH St Hosp Rev Term Floaters Univ Hosp Hlth Sys Inc Ref, Ser C (c)	2.50%	01/15/45	2,000,000
700,000	OH St Wtr Dev Auth Rev Sustainable Bond, Ser A	5.00%	12/01/39	778,477
1,000,000	OH St Wtr Dev Auth Rev Sustainable Bond, Ser A	5.00%	12/01/40	1,107,136

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$1,000,000	OH St Wtr Dev Auth Rev Sustainable Bond, Ser A	5.00%	12/01/41	$1,097,757
2,275,000	OH St, Ser A	5.00%	02/01/34	2,315,662
580,000	Port of Gtr Cincinnati Dev Auth OH Rev Subord Ref Duke Energy Convention Ctr Proj, Ser B	5.00%	12/01/42	626,719
685,000	Port of Gtr Cincinnati Dev Auth OH Rev Subord Ref Duke Energy Convention Ctr Proj, Ser B	5.00%	12/01/43	735,829
500,000	Sharonville OH Spl Oblg Rev	4.00%	12/01/40	502,786
2,000,000	Univ of Cincinnati OH Recpts, Ser A	5.25%	06/01/49	2,154,738
1,115,000	Upper Arlington OH Spl Oblig Non Tax Rev Kingsdale Mixed Use Dev, Ser A	5.00%	12/01/40	1,179,726
1,950,000	Warren Cnty OH Hosp Facs Rev Ref Cmnty First Solutions Obligated Grp, Ser A	5.00%	05/15/44	2,015,709
				61,697,126
	Oklahoma — 0.6%
535,000	Catoosa OK Indl Auth Sales Tax Rev	4.50%	10/01/32	522,893
5,900,000	OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1 (f)	7.25%	09/01/51	5,891,894
1,500,000	OK St Turnpike Auth, Ser A (e)	5.25%	01/01/46	1,653,090
2,305,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City Del City Pub Schs Proj, BAM	5.00%	10/01/43	2,459,556
1,000,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/25	1,003,356
250,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/26	252,230
				11,783,019
	Oregon — 0.8%
750,000	Astoria OR Hosp Facs Auth Columbia Memorial Hosp Proj	5.25%	08/01/40	814,280
750,000	Astoria OR Hosp Facs Auth Columbia Memorial Hosp Proj	5.25%	08/01/44	798,661
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.25%	11/15/50	498,557
170,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	4.00%	05/15/26	169,613
250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	5.00%	11/15/32	254,266
1,250,000	Medford OR Hosp Facs Auth Rev Ref Asante Proj, Ser A	5.00%	08/15/34	1,336,376
1,100,000	OR St Facs Auth Rev Ref Univ Portland, Ser A	5.00%	04/01/32	1,103,277
1,890,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/29	2,003,001
1,000,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/38	1,033,587
1,250,000	Portland OR Swr Sys Rev Ref Second Lien, Ser A (e)	5.00%	10/01/42	1,395,591
4,950,000	Tri Cnty Met Transprtn Dist OR Rev, Ser A, GARVEE	5.00%	10/01/32	5,200,468
1,000,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/47	1,000,009
				15,607,686
	Pennsylvania — 6.0%
2,245,000	Adams Cnty PA Gen Auth Rev Ref The Brethren Home Cmnty Proj, Ser A	5.00%	06/01/44	2,312,346
1,500,000	Allegheny Cnty PA Arpt Auth Arpt Rev Pittsburgh Arpt, Ser A, AGM, AMT	5.50%	01/01/42	1,638,624
2,300,000	Allegheny Cnty PA Arpt Auth Arpt Rev Pittsburgh Arpt, Ser A, AGM, AMT	5.50%	01/01/43	2,502,669
1,500,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Obligated Grp Issue, Ser A	5.00%	04/01/32	1,560,664

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$3,050,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/35	$3,080,589
2,180,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/36	2,193,392
2,650,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/38	2,645,831
500,000	Armstrong PA Sch Dist Ref, Ser A, BAM	4.00%	03/15/37	506,634
460,000	Berks Cnty PA Indl Dev Auth Hlthcare Facs Rev Ref Highlands at Wyomissing, Ser A	5.00%	05/15/32	468,908
1,050,000	Bucks Cnty PA Indl Dev Auth Hosp Rev St Luke’s Univ Hlth Network Proj	4.00%	08/15/44	976,907
1,185,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/32	1,221,665
415,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/33	427,837
2,000,000	Chester Cnty PA Indl Dev Auth Nts Avon Grove Chrt Sch	5.00%	03/01/27	2,036,282
2,000,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Bonds, AGM	4.00%	06/01/39	2,002,921
500,000	Colonial PA Sch Dist	5.00%	02/15/36	500,354
300,000	Colonial PA Sch Dist, Ser A	5.00%	02/15/34	303,100
1,000,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/33	1,005,528
1,375,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	5.00%	07/01/28	1,387,361
100,000	Cumberland Cnty PA Muni Auth Unrefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/30	100,049
235,000	Cumberland Cnty PA Muni Auth Unrefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/38	235,075
390,000	Deer Creek PA Drain Basin Allegheny Cnty Swr Rev Ref, AGM	4.00%	12/01/35	395,737
100,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/32	102,831
115,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/33	117,929
895,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/29	903,464
1,730,000	Kiski Vly PA Wtr Poll Control Auth Ref, AGM	4.00%	09/01/42	1,695,957
1,110,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/38	1,098,210
1,100,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/38	1,150,556
1,735,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/40	1,803,827
750,000	Lancaster PA Muni Auth Hlthcare Facs Rev Ref Luthercare Proj, Ser A (e)	5.00%	12/01/45	776,591
550,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/46	458,500
2,415,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/51	1,921,664
405,000	Lebanon PA Auth Swr Rev Ref Sustainable Bond, BAM	4.00%	12/15/29	413,943
420,000	Lebanon PA Auth Swr Rev Ref Sustainable Bond, BAM	4.00%	12/15/30	429,184
1,000,000	Lehigh Cnty PA Indl Dev Auth Ref Ppl Elec Util Corp Proj Remk, Ser A	3.00%	09/01/29	999,261
500,000	Maxatawny Twp PA Muni Auth Rev Diakon Lutheran Social Ministries Proj, Ser A	5.00%	01/01/41	509,039
550,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/36	561,715
4,750,000	Montgomery Cnty PA Indl Dev Auth Exempt Facs Rev Var Constellation Energy Generation LLC Proj Ref, Ser A (Mandatory put 04/03/28)	4.10%	04/01/53	4,843,117
480,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	5.00%	12/01/26	488,692
100,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/33	99,022

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$285,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/34	$280,565
580,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	5.00%	12/01/44	583,977
140,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/25	140,852
540,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/31	552,963
1,000,000	PA St Econ Dev Fing Auth Pkg Sys Rev Ref Sr Insured Capitol Region Parking Sys, Ser A, AGM	5.00%	01/01/38	1,065,278
1,250,000	PA St Econ Dev Fing Auth Pkg Sys Rev Ref Sr Insured Capitol Region Parking Sys, Ser A, AGM	5.00%	01/01/39	1,320,143
1,000,000	PA St Econ Dev Fing Auth Pkg Sys Rev Ref Sr Insured Capitol Region Parking Sys, Ser A, AGM	5.00%	01/01/40	1,051,557
2,000,000	PA St Econ Dev Fing Auth Rev PA Bridges Finco LP P3 Proj	5.00%	12/31/34	2,029,008
1,500,000	PA St Econ Dev Fing Auth Rev Ref Presbyterian Sr Living Prj, Ser B-2	5.00%	07/01/42	1,562,112
700,000	PA St Econ Dev Fing Auth Solid Wst Disposal Rev Var Rep Svcs Inc Proj Remk, Ser B-1, AMT (Mandatory put 04/15/25)	4.15%	04/01/49	700,289
2,500,000	PA St Econ Dev Fing Auth Solid Wst Disposal Rev Var Wst Mgmt Inc Proj Remk, AMT (Mandatory put 07/01/27)	4.25%	07/01/41	2,513,583
775,000	PA St Econ Dev Fing Auth Solid Wst Disposal Rev Var Wste Mgmt Inc Proj Remk, AMT (Mandatory put 05/01/25)	4.25%	08/01/45	775,000
2,000,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.25%	06/30/35	2,175,580
5,835,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.25%	06/30/36	6,328,507
210,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.50%	06/30/37	231,330
2,810,000	PA St Hsg Fin Agy Sf Mtge Rev Non Ace, Ser 123B	3.45%	10/01/32	2,780,712
880,000	PA St Hsg Fin Agy Sf Mtge Rev Non Ace, Ser 125B, AMT	3.70%	10/01/47	757,270
3,210,000	PA St Hsg Fin Agy Sf Mtge Rev, Ser 127B	3.55%	10/01/33	3,160,177
750,000	PA St Turnpike Commn Turnpike Rev Ref Subord, First Ser	5.00%	12/01/38	837,301
900,000	PA St Turnpike Commn Turnpike Rev Ref Subord, Ser 2017-3	5.00%	12/01/40	928,231
1,000,000	PA St Turnpike Commn Turnpike Rev Ref, Ser B	5.25%	12/01/41	1,109,893
545,000	PA St Turnpike Commn Turnpike Rev Ref, Ser B	5.25%	12/01/42	601,676
1,675,000	PA St Turnpike Commn Turnpike Rev Ref, Ser B	5.00%	12/01/47	1,784,130
2,875,000	PA St Turnpike Commn Turnpike Rev Sub, Ser A, BAM	5.00%	12/01/44	2,999,584
4,500,000	PA St Turnpike Commn Turnpike Rev Subord, Ser A	4.00%	12/01/45	4,340,222
550,000	PA St Turnpike Commn Turnpike Rev Subord, Ser A-1	5.00%	12/01/30	558,104
2,420,000	PA St Turnpike Commn Turnpike Rev, Ser B	5.00%	12/01/40	2,426,535
300,000	Parkland PA Sch Dist, Ser B	4.00%	02/01/35	306,651
1,200,000	Philadelphia PA Arpt Rev Ref Priv Activity, AGM, AMT	4.00%	07/01/38	1,181,858
4,000,000	Philadelphia PA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/29	4,118,408
620,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Mast Chrt Sch Proj	5.00%	08/01/40	625,599
2,425,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Philadelphia E&T Chrt High Sch, Ser A	4.00%	06/01/41	2,195,388
1,000,000	Philadelphia PA Energy Auth Sustainable Bonds Philadelphia Street Lighting Proj, Ser A	5.00%	11/01/41	1,083,922
1,000,000	Philadelphia PA Energy Auth Sustainable Bonds Philadelphia Street Lighting Proj, Ser A	5.00%	11/01/42	1,079,076
1,900,000	Philadelphia PA Gas Wks Rev 1998 General Ordinance Seventeenth, Ser A	5.00%	08/01/44	2,041,926

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$3,785,000	Philadelphia PA Gas Wks Rev 1998 General Ordinance Seventeenth, Ser A	5.25%	08/01/49	$4,079,264
290,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/25	292,839
1,760,000	Philadelphia PA Sch Dist Sustainable Bond, Ser B	5.00%	09/01/35	1,950,519
2,000,000	Philadelphia PA, Ser A	4.00%	05/01/41	2,006,761
2,350,000	Pittsburgh PA Wtr & Swr Auth First Lien, Ser A, AGC	5.25%	09/01/50	2,577,625
2,000,000	S Estrn PA Transprtn Auth Asset Impt Progr	5.25%	06/01/40	2,209,308
3,650,000	S Estrn PA Transprtn Auth Asset Impt Progr	5.25%	06/01/41	4,007,587
300,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/34	307,628
325,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/35	332,325
235,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/36	240,551
300,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/35	307,080
245,000	Upper Darby PA Sch Dist, Ser A, BAM	4.00%	04/01/43	242,547
105,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/28	103,725
135,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/29	133,316
215,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/36	208,108
				121,102,565
	Puerto Rico — 0.9%
5,000,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	4,976,517
429,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(g)	07/01/27	394,572
1,536,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(g)	07/01/31	1,215,764
8,258,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	8,278,306
3,500,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	3,472,909
				18,338,068
	Rhode Island — 0.5%
1,275,000	Providence RI Pub Bldgs Auth Rev Capital Impt Prog Proj, Ser A, AGC	5.25%	09/15/42	1,400,388
1,000,000	Providence RI Pub Bldgs Auth Rev Capital Impt Prog Proj, Ser A, AGC	5.25%	09/15/43	1,093,295
150,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/31	159,887
320,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/33	338,373
230,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/35	241,229
2,975,000	RI St Hlth & Eductnl Bldg Corp Pub Schs Rev City of Cranston Issue, Ser D, AGC	5.50%	05/15/49	3,259,625
1,125,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/29	1,142,659
1,460,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/32	1,480,881
35,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/39	35,218
				9,151,555
	South Carolina — 1.4%
2,250,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.25%	11/01/40	2,074,809

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	South Carolina (Continued)
$760,000	Charleston Cnty SC Arpt Dist Arpt Sys Rev, Ser A, AMT	5.25%	07/01/41	$824,543
955,000	Charleston Cnty SC Arpt Dist Arpt Sys Rev, Ser A, AMT	5.25%	07/01/42	1,030,813
1,000,000	Charleston Cnty SC Arpt Dist Arpt Sys Rev, Ser A, AMT	5.25%	07/01/43	1,074,475
685,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/26	685,520
1,000,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	1,000,360
1,000,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	5.25%	11/15/47	1,003,508
1,100,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/54	1,053,933
1,000,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Novant Hlth Oblig Grp, Ser A	5.25%	11/01/41	1,109,672
1,475,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Novant Hlth Oblig Grp, Ser A	5.25%	11/01/43	1,616,217
4,000,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Novant Hlth Oblig Grp, Ser A	5.50%	11/01/45	4,446,019
1,250,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Novant Hlth Oblig Grp, Ser A	5.50%	11/01/46	1,385,472
350,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & South of Broad Hlthcare Proj	5.00%	11/15/35	363,758
800,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & South of Broad Hlthcare Proj	5.25%	11/15/39	837,613
1,000,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser B	5.00%	12/01/41	1,083,916
2,375,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AGM	5.50%	12/01/39	2,666,767
2,000,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AGM	5.50%	12/01/40	2,232,406
1,995,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AGM	5.50%	12/01/42	2,208,616
355,000	SC St Pub Svc Auth Rev Ref, Ser A	4.00%	12/01/35	357,180
1,750,000	SC St Pub Svc Auth Rev Santee Cooper, Ser A	5.25%	12/01/49	1,881,780
				28,937,377
	South Dakota — 0.0%
105,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/35	106,072
200,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/28	193,853
640,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/32	592,218
				892,143
	Tennessee — 1.3%
2,500,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Ref Erlanger Hlth	5.25%	12/01/43	2,716,426
4,175,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Ref Erlanger Hlth	5.25%	12/01/49	4,419,082
250,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/34	264,542
200,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/37	198,215
2,500,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/44	2,546,311
1,500,000	Cleveland TN Hlth & Eductnl Facs Brd Rev Hamilton Hlth Care Sys Inc Proj, Ser A	5.00%	08/15/43	1,607,672
595,000	Hamilton Cnty & Chattanooga Sports Auth TN Pub Fac Rev Stadium Proj, Ser A	5.50%	12/01/43	680,968

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee (Continued)
$790,000	Hamilton Cnty & Chattanooga Sports Auth TN Pub Fac Rev Stadium Proj, Ser A	5.50%	12/01/44	$899,950
745,000	Hamilton Cnty & Chattanooga Sports Auth TN Pub Fac Rev Stadium Proj, Ser A	5.50%	12/01/45	845,460
1,000,000	Hamilton Cnty & Chattanooga Sports Auth TN Pub Fac Rev Stadium Proj, Ser A	5.75%	12/01/50	1,140,022
550,000	Knox Cnty TN Hlth Eductnl & Hsg Fac Brd Stdt Hsg Rev Univ of TN Proj, Ser A-1, BAM	5.00%	07/01/43	579,701
930,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Belmont Univ	5.00%	05/01/42	992,243
1,000,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Belmont Univ	5.25%	05/01/48	1,067,747
1,385,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/29	1,411,918
270,000	Met Knoxville TN Arpt Auth Arpt Rev, Ser A	5.00%	06/01/43	290,621
525,000	Met Knoxville TN Arpt Auth Arpt Rev, Ser A	5.00%	06/01/44	562,559
2,305,000	Met Nashville TN Arpt Auth Arpt Rev Subord, Ser B, AMT	5.00%	07/01/35	2,438,291
600,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.25%	07/01/35	659,508
750,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.50%	07/01/38	826,167
2,000,000	TN St Energy Acq Corp Gas Rev Var Ref Gas Proj, Ser A-1 (Mandatory put 05/01/28)	5.00%	05/01/53	2,069,268
				26,216,671
	Texas — 10.5%
415,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/33	450,434
525,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/34	566,216
565,000	Arlington TX Hgr Edu Fin Corp Edu Rev	4.00%	08/15/35	574,821
1,000,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Legacy Trad Schs TX Proj, Ser A	4.13%	02/15/41	822,095
2,000,000	Arlington TX Hsg Fin Corp Mf Hsg Rev Var 6900 Matlok Road (Mandatory put 04/01/27)	4.50%	04/01/41	2,024,501
1,000,000	Aubrey TX Spl Assmnt Ref Jackson Ridge Pub Impt Dt Phase #1 & #2 Assmnts, BAM	5.00%	09/01/40	1,082,757
1,305,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/30	1,405,730
350,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/35	373,962
1,390,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/40	1,457,358
3,150,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/37	3,271,507
1,500,000	Austin TX Wtr & Wstwtr Sys Rev Ref	5.00%	11/15/42	1,541,468
1,860,000	Barbers Hill TX Indep Sch Dist Sch Bldg	5.00%	02/15/39	1,908,380
555,000	Bexar Cnty TX Hosp Dist Ref	3.00%	02/15/35	516,022
910,000	Bexar Cnty TX Rev Ref Tax Exempt Venue Proj	4.00%	08/15/38	914,689
1,000,000	Celina TX Spl Assmnt Rev Ref Sutton Fields II Pub Impt Dt Neighborhood Proj, BAM	5.00%	09/01/37	1,065,183
1,000,000	Celina TX Spl Assmnt Rev Ref Sutton Fields II Pub Impt Dt Neighborhood Proj, BAM	5.00%	09/01/40	1,046,083
1,000,000	Celina TX Spl Assmnt Rev Ref Sutton Fields II Pub Impt Dt Neighborhood Proj, BAM	5.00%	09/01/45	1,023,440
808,000	Celina TX Spl Assmnt Rev Ref The Lakes at Mustang Ranch Pub Impt Dt Major Impt Area, AGC (e)	5.00%	09/01/39	859,657
850,000	Centrl TX Regl Mobility Auth Rev Sr Lien, Ser A (Pre-refunded maturity 07/01/25)	5.00%	01/01/29	857,523
445,000	Centrl TX Regl Mobility Auth Rev, Ser B	5.00%	01/01/39	475,184

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$640,000	Centrl TX Regl Mobility Auth Rev, Ser B	4.00%	01/01/41	$628,135
2,200,000	Clear Creek TX Indep Sch Dist Ref, Ser A	4.00%	02/15/33	2,200,834
220,000	Clifton TX Hgr Edu Fin Corp Edu Rev Uplift Edu, Ser A	4.00%	12/01/25	219,706
1,050,000	Cmnty TX Indep Sch Dist, Ser B	5.25%	02/15/40	1,141,733
415,000	Corpus Christi TX Util Sys Rev Junior Lien, Ser B	5.00%	07/15/35	460,416
2,500,000	Dallas Fort Worth TX Intl Arpt Rev Ref, Ser B	5.00%	11/01/41	2,725,130
490,000	Dallas TX Hotel Occupancy Tax Rev Ref	4.00%	08/15/37	477,917
825,000	Flower Mound TX Ctfs Oblig	3.00%	03/01/37	754,751
709,000	Fort Worth TX Spl Assmnt Rev Walsh Ranch / Quail Vly Impt Area #1-3 Proj, BAM	5.00%	09/01/30	763,293
1,000,000	Fort Worth TX Spl Assmnt Rev Walsh Ranch / Quail Vly Impt Area #1-3 Proj, BAM	5.00%	09/01/44	1,047,948
505,000	Gainesville TX Ctfs Oblig	5.00%	02/15/36	550,472
535,000	Gainesville TX Ctfs Oblig	5.00%	02/15/37	581,612
1,170,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.50%	12/01/31	1,019,022
2,240,000	Garland TX Wtr & Swr Rev Ref	5.00%	03/01/38	2,455,320
2,000,000	Harris Cnty Houston TX Sports Auth Rev Ref Sr Lien, Ser A, AGC	5.00%	11/15/38	2,235,611
500,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Ref Memorial Hermann Hlth Sys, Ser B	5.00%	07/01/39	552,186
2,000,000	Harris Cnty TX Toll Road Rev Ref, Ser A	3.00%	08/15/37	1,800,528
1,000,000	Hidalgo Cnty TX Ctfs Oblig	3.00%	08/15/41	830,472
850,000	Hidalgo Cnty TX Ctfs Oblig	5.25%	08/15/42	926,887
2,310,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AGM, AMT	5.00%	07/01/37	2,478,725
3,770,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AGM, AMT	5.25%	07/01/41	4,053,395
275,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AGM, AMT	5.25%	07/01/48	291,335
1,770,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, Ser A, AMT	5.00%	07/01/27	1,805,028
2,750,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	2,805,232
2,000,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/38	1,965,723
1,180,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/38	1,159,776
250,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/40	242,127
750,000	Houston TX Arpt Sys Rev United Airls Inc Terminal E Proj, Ser A, AMT	4.00%	07/01/41	704,467
2,000,000	Houston TX Arpt Sys Rev United Airls Inc Terminal Impt Proj, Ser B-1, AMT	4.00%	07/15/41	1,878,410
2,505,000	Houston TX Util Sys Rev Ref Subord First Lien, Ser B	5.00%	11/15/36	2,561,341
2,225,000	Houston TX Util Sys Rev Subord First Lien Ref, Ser A	5.25%	11/15/49	2,413,336
2,500,000	Houston TX, Ser A	5.25%	03/01/49	2,711,759
1,500,000	Irving TX Indep Sch Dist	5.00%	02/15/42	1,627,002
675,000	Justin TX Spl Assmnt Rev Timberbrook Pub Imp Dt #1 Imp Area #2 Proj (d)	3.38%	09/01/41	555,671
500,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (d)	4.63%	09/01/39	490,069
140,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (d)	4.35%	08/15/25	141,095
140,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch, Ser A (d)	4.20%	08/15/25	140,985
1,290,000	Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv (d)	5.13%	09/01/38	1,294,554
1,000,000	Leonard TX Indep Sch Dist, BAM	5.00%	02/15/42	1,055,973
500,000	Liberty Hill TX Indep Sch Dist Ref	5.00%	08/01/30	514,950
3,795,000	Liberty Hill TX Indep Sch Dist Ref, Ser A	5.00%	02/01/36	4,180,107

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$330,000	Lindsay TX Indep Sch Dist	5.00%	02/15/40	$361,625
400,000	Lower CO River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/37	410,430
2,635,000	Lubbock TX Elec Light & Pwr Sys	4.00%	04/15/41	2,612,359
1,500,000	McGregor TX Indep Sch Distn	5.00%	02/15/44	1,624,611
370,000	Mission TX Ctfs Oblig, AGM	5.00%	02/15/30	388,111
500,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Ref Wst Mgmt Inc Proj Remk, Ser B, AMT (Mandatory put 03/03/25)	4.13%	07/01/40	500,159
1,570,000	N Fort Bend TX Wtr Auth Wtr Sys Rev Ref, BAM	3.00%	12/15/35	1,448,987
2,003,000	N Parkway Muni Mgmt Dist #1 TX Spl Assmnt Rev Major Impt Proj (d)	4.75%	09/15/41	1,950,530
2,150,000	N TX Tollway Auth Rev Ref 1st Tier, Ser A	5.00%	01/01/32	2,220,382
1,200,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/32	1,237,463
1,000,000	N TX Tollway Auth Rev Ref First Tier Bonds, Ser A	5.25%	01/01/38	1,111,612
5,950,000	N TX Tollway Auth Rev Ref First Tier Bonds, Ser A	4.00%	01/02/38	5,977,687
2,000,000	New Hope Cultural Edu Facs Fin Corp TX Edu Rev Ref Jubilee Acad Ctr (d)	4.00%	08/15/36	1,893,494
1,085,000	New Hope Cultural Edu Facs Fin Corp TX Hosp Rev Ref Childrens Hlth Sys of TX Proj, Ser A	4.00%	08/15/37	1,072,124
1,415,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/31	1,431,897
1,200,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	1,213,232
505,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A	5.00%	08/15/32	559,828
500,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A	5.00%	08/15/37	549,966
1,550,000	Northside TX Indep Sch Dist Ref, Ser A	4.00%	08/15/33	1,572,212
2,500,000	Pecos Barstow Toyah TX Indep Sch Dist	5.00%	02/15/39	2,537,170
3,500,000	Pecos Barstow Toyah TX Indep Sch Dist	5.00%	02/15/40	3,549,190
1,012,000	Princeton TX Spl Assmnt Rev Winchester Pub Impr Dist #2 Proj (d)	5.13%	09/01/42	1,000,469
1,000,000	Quinlan TX Indep Sch Dist	5.25%	08/15/41	1,111,734
1,000,000	Quinlan TX Indep Sch Dist	5.25%	08/15/42	1,103,386
1,000,000	Quinlan TX Indep Sch Dist	5.25%	08/15/43	1,098,720
515,000	Robinson TX Ctfs Oblig	5.00%	08/15/36	572,411
595,000	Robinson TX Ctfs Oblig	5.00%	08/15/39	650,388
425,000	Robinson TX Ctfs Oblig	5.00%	08/15/40	462,160
5,185,000	Round Rock TX Indep Sch Dist Ref Sch Bldg	3.00%	08/01/37	4,708,421
1,120,000	San Antonio TX Elec & Gas Rev Ref, Ser B	5.25%	02/01/49	1,214,808
1,155,000	San Antonio TX Wtr Rev Junior Lien, Ser B	5.00%	05/15/41	1,275,229
1,215,000	San Antonio TX Wtr Rev Junior Lien, Ser B	5.00%	05/15/42	1,334,311
1,250,000	San Antonio TX Wtr Rev Junior Lien, Ser B	5.00%	05/15/43	1,366,217
4,710,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Methodist Hosp of Dallas Proj	4.00%	10/01/41	4,559,575
2,200,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser A	4.00%	11/15/34	2,209,421
750,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Var Baylor Scott & White Hlth Proj, Ser F (Mandatory put 11/15/30)	5.00%	11/15/52	813,212
440,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Ref Trinity Terrace Proj	5.00%	10/01/40	473,487
1,075,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Ref Trinity Terrace Proj	5.00%	10/01/44	1,138,278

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,500,000	Tarrant Cnty TX Hosp Dist	5.25%	08/15/37	$1,660,374
1,835,000	Tarrant Cnty TX Hsg Fin Corp Var Nts Wildwood Branch (Mandatory put 02/01/28)	3.60%	02/01/43	1,845,250
1,000,000	Temple TX JNR Clg Dist	3.00%	07/01/39	864,946
1,180,000	Travis Cnty TX	4.00%	03/01/41	1,177,495
1,000,000	TX St Dept of Hsg & Cmnty Affairs Mf Hsg Rev Var Nts Aspen Park (Mandatory put 03/01/26)	5.00%	03/01/41	1,001,740
4,000,000	TX St Muni Gas Acq & Sply Corp IV, Ser A (Mandatory put 01/01/30)	5.50%	01/01/54	4,249,706
1,500,000	TX St Muni Gas Acq & Sply Corp IV, Ser B	5.50%	01/01/32	1,661,179
1,000,000	TX St Muni Gas Acq & Sply Corp IV, Ser B	5.50%	01/01/34	1,106,441
8,505,000	TX St Muni Gas Acq & Sply Corp IV, Ser B (Mandatory put 01/01/34)	5.50%	01/01/54	9,329,772
1,750,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr Lien Bond Surface Transprtn Corp, AMT	5.38%	06/30/37	1,865,976
1,795,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr Lien Bond Surface Transprtn Corp, AMT	5.50%	06/30/41	1,907,924
5,000,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr N Tarrant Express Managed Lanes Proj, Ser A	5.00%	12/31/34	5,301,143
2,450,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr N Tarrant Express Managed Lanes Proj, Ser A	5.00%	12/31/36	2,584,013
4,000,000	TX St Ref	5.00%	10/01/43	4,381,603
2,000,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref Second Tier, Ser C	5.00%	08/15/36	2,260,643
500,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref Second Tier, Ser C	5.00%	08/15/40	550,927
250,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref Second Tier, Ser C	5.00%	08/15/42	271,122
2,510,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser A	5.00%	08/15/39	2,683,966
1,000,000	TX St Univ Sys Fing Rev Ref	5.00%	03/15/43	1,083,691
785,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/30	823,974
2,175,000	TX Wtr Dev Brd St Wtr Implementation Rev Fund Master Trust	5.00%	10/15/34	2,448,938
5,000,000	TX Wtr Dev Brd St Wtr Implementation Rev Fund Master Trust	4.70%	10/15/41	5,273,758
1,500,000	TX Wtr Dev Brd St Wtr Implementation Rev Fund Master Trust, Ser A	5.00%	10/15/49	1,621,842
3,000,000	TX Wtr Dev Brd St Wtr Implementation Rev Fund, Ser A	4.88%	10/15/48	3,140,126
150,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/26	153,507
4,105,000	Univ of N TX Univ Rev Ref, Ser A	5.00%	04/15/38	4,198,179
1,235,000	Univ of TX TX Permanent Univ Fnd Ref, Ser B	5.00%	07/01/43	1,362,634
1,700,000	Univ of TX TX Permanent Univ Fnd Ref, Ser B	5.00%	07/01/44	1,867,169
1,560,000	Uptown Dev Auth TX Incr Contract Rev, Ser A	5.00%	09/01/36	1,569,783
1,605,000	W Harris Cnty TX Regl Wtr Auth Wtr Sys Rev Ref, BAM	3.00%	12/15/36	1,467,355
1,290,000	Walnut Creek Spl Util Dist TX Wtr Sys Rev, AGM	4.38%	01/10/40	1,306,039
1,350,000	Walnut Creek Spl Util Dist TX Wtr Sys Rev, AGM	4.50%	01/10/41	1,366,481
2,000,000	Woodsboro TX Indep Sch Dist	5.00%	08/15/43	2,144,762
				212,527,797
	Utah — 0.9%
4,400,000	Black Desert Pub Infra Dist Sr Bonds, Ser A (d)	4.00%	03/01/51	3,622,103
2,000,000	Firefly Pub Infra Dist #1 UT Spl Assmnt Firefly Assmnt Area #1, Ser A-2 (d)	5.63%	12/01/43	2,030,395
3,000,000	Intermountain Pwr Agy UT Pwr Sply Rev Ref, Ser A	5.00%	07/01/42	3,164,133

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Utah (Continued)
$1,750,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-1	4.00%	06/01/52	$1,489,843
2,750,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	2,305,211
700,000	Ogden City UT Muni Bldg Auth Lease Rev, Ser A	5.00%	01/15/43	749,374
1,050,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.25%	07/01/37	1,148,450
1,000,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.25%	07/01/43	1,062,085
400,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Acdmy	5.00%	04/15/32	405,942
325,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Acdmy	5.00%	04/15/37	328,404
1,590,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy Proj, Ser A (d)	5.00%	06/15/49	1,480,255
750,000	UT St Telecommunication Open Infra Agy Sales Tax Ref	5.25%	06/01/33	850,152
				18,636,347
	Vermont — 0.2%
745,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/25	745,870
585,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/26	588,955
2,000,000	VT St Econ Dev Auth Solid Wst Disp Rev Var Casella Wst Sys Inc Remk, AMT (Mandatory put 04/03/28) (d)	4.63%	04/01/36	2,035,541
				3,370,366
	Virginia — 1.8%
1,365,000	Fairfax Cnty VA Econ Dev Auth Fac Rev Sustainable Bond Cnty Fac Proj, Ser A	5.00%	10/01/39	1,480,344
3,000,000	Gloucester Cnty VA Indl Dev Auth Sol Wst Disp Rev Var Wst Mgmt Svsc Remk, Ser A, AMT (Mandatory put 07/01/27)	4.25%	09/01/38	3,016,299
5,335,000	Isle of Wight Cnty VA Econ Dev Auth Riverside Hlth Sys, AGM	5.25%	07/01/43	5,837,707
510,000	Loudoun Cnty VA Econ Dev Auth Pub Fac Rev Ref, Ser A	3.00%	12/01/35	470,377
4,590,000	Loudoun Cnty VA, Ser A	4.00%	12/01/41	4,649,371
200,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	4.00%	06/01/36	193,127
350,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	4.00%	06/01/46	303,888
4,000,000	VA St Small Busn Fing Auth Rev Ref Sr Lien 95 Express Lanes LLC Proj, AMT	5.00%	07/01/36	4,211,633
2,200,000	VA St Small Busn Fing Auth Rev Ref Sr Lien 95 Express Lanes LLC Proj, AMT	5.00%	01/01/37	2,312,795
750,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA	4.00%	12/01/31	752,255
2,000,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA, Ser A	5.00%	12/01/39	2,098,822
1,570,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/32	1,610,220
1,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/35	1,020,291
275,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/36	280,124
1,790,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Westminster Canterbury on Chesapeake Bay, Ser A	6.50%	09/01/43	2,015,231
1,000,000	Williamsburg VA Econ Dev Auth Stdt Hsg Rev William & Mary Proj, Ser A, AGM	5.25%	07/01/53	1,069,679
2,500,000	Winchester VA Econ Dev Auth Rev Ref Valley Hlth Sys, Ser A	5.00%	01/01/42	2,712,622
1,185,000	Wstrn VA Regl Jail Auth Regl Jail Facs Rev Prerefunded Ref (Pre- refunded maturity 12/01/26)	5.00%	12/01/34	1,228,721
1,180,000	Wstrn VA Regl Jail Auth Regl Jail Facs Rev Unrefunded Ref	5.00%	12/01/34	1,219,945
				36,483,451

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Washington — 3.0%
$1,235,000	Benton Cnty WA Pub Util Dist #1 Ref	4.00%	11/01/36	$1,247,396
945,000	Centrl Puget Sound WA Regl Transit Auth Sales Tax & Mtr Ve Sustainable Bond, Ser S-1	5.00%	11/01/31	975,944
585,000	Pierce Cnty WA Sch Dist #403 Bethel	5.00%	12/01/36	621,151
2,000,000	Port of Seattle WA Rev Intermediate Lien, Ser C, AMT	5.00%	05/01/30	2,058,592
2,445,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/33	2,611,574
5,000,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/39	5,244,484
1,725,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/46	1,774,839
1,895,000	Port of Seattle WA Rev Ref Intermediate Lien, Ser B, AMT	5.00%	08/01/35	2,025,342
2,315,000	Port of Seattle WA Rev Ref Intermediate Lien, Ser B, AMT	5.00%	08/01/37	2,455,649
2,000,000	Port of Seattle WA Rev Ref Intermediate Lien, Ser B, AMT	5.00%	08/01/39	2,115,294
1,325,000	Port of Seattle WA Rev, Ser A, AMT	5.00%	05/01/36	1,353,765
2,195,000	Seattle WA Muni Light & Pwr Rev Sustainable Bond, Ser A	4.00%	07/01/38	2,232,314
750,000	Skagit Cnty WA Pub Hosp Dist #1	5.50%	12/01/42	800,225
1,000,000	Skagit Cnty WA Pub Hosp Dist #1	5.50%	12/01/44	1,058,685
500,000	Snohomish Cnty WA Hsg Auth	5.00%	04/01/34	528,855
3,025,000	Spokane Cnty WA Arpt Rev, Ser B, AMT	5.25%	01/01/40	3,275,116
5,000,000	WA St Bid Grp 2, Ser 2024-A	5.00%	08/01/41	5,508,303
1,000,000	WA St Convention Ctr Pub Facs Dist for Exchange Pur Sustainable Bond 1st Priority, Ser 2021-B	4.00%	07/01/58	876,543
3,240,000	WA St Convention Ctr Pub Facs Dist Sub For Exchange Pur Sustainable Bond, Ser B	4.00%	07/01/58	2,805,947
305,000	WA St Hlth Care Facs Auth Seattle Cancer Care Alliance (d)	5.00%	12/01/28	323,274
450,000	WA St Hlth Care Facs Auth Seattle Cancer Care Alliance (d)	5.00%	12/01/32	487,826
2,100,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Heron’s Key, Ser A (Pre-refunded maturity 07/01/25) (d)	7.00%	07/01/45	2,129,864
1,580,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/38	1,678,335
2,000,000	WA St Hsg Fin Commn Nonprofit Rev Radford Court & Nordheim Court Portfolio	5.50%	07/01/44	2,175,911
2,361,526	WA St Hsg Fin Commn Sustainable Ctf, Ser A-1, Class A	3.50%	12/20/35	2,207,283
3,000,000	WA St Ref, Ser D	4.00%	07/01/39	3,043,006
3,000,000	WA St, Ser 2017-A	5.00%	08/01/30	3,084,374
4,000,000	WA St, Ser A-1	5.00%	08/01/37	4,030,909
2,000,000	WA St, Ser C	5.00%	02/01/41	2,149,716
				60,880,516
	Wisconsin — 1.6%
1,375,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (d)	5.00%	06/15/54	1,323,731
500,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (d)	5.00%	07/01/40	474,219
845,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (d)	4.20%	07/15/27	844,010
1,250,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (d)	5.13%	07/15/37	1,266,454
2,750,000	Pub Fin Auth WI Edu Rev Coral Acdmy of Science Las Vegas, Ser A	4.00%	07/01/51	2,278,496
805,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	4.00%	07/01/27	801,129
1,730,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/37	1,730,261

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$2,000,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/52	$1,908,770
1,275,000	Pub Fin Auth WI Edu Rev Triad Eductnl Svcs Inc, Ser A	4.00%	06/15/41	1,154,793
610,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/34	624,353
1,000,000	Pub Fin Auth WI Exempt Facs Rev Ref Celanese Proj, Ser B, AMT	5.00%	12/01/25	1,008,333
1,200,000	Pub Fin Auth WI Retmnt Cmntys Rev Acts Retmnt Life Cmntys Inc Oblig Grp, Ser A	4.00%	11/15/37	1,194,000
1,000,000	Pub Fin Auth WI Retmnt Fac Rev Southminster (d)	5.00%	10/01/43	992,741
1,500,000	Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A (f)	6.50%	01/01/41	1,133,333
2,000,000	Pub Fin Auth WI Rev Sustainable Fargo Moorhead Met Area Flood Mgmnt, AMT	4.00%	03/31/56	1,650,336
600,000	Pub Fin Auth WI Rev TX Biomedical Rsrch Institute Proj, Ser A	4.00%	06/01/37	573,392
535,000	Pub Fin Auth WI Rev TX Biomedical Rsrch Institute Proj, Ser A	4.00%	06/01/38	501,847
1,595,000	Pub Fin Auth WI Stdt Hsg Rev NC A&T Real Estate Fdtn LLC Proj, Ser B	5.00%	06/01/39	1,614,602
1,750,000	Pub Fin Auth WI Tax Incr Rev Miami Worldcenter Proj, Ser A (d)	5.00%	06/01/41	1,799,906
1,125,000	Public Fin Auth WI Rev Ref Kahala Nui Proj	5.25%	11/15/50	1,188,365
750,000	WI St Hlth & Eductnl Facs Auth Rev Bellin Memorial Hosp Inc, Ser A	5.00%	12/01/39	807,930
1,555,000	WI St Hlth & Eductnl Facs Auth Rev Fort Hlthcare Inc, Ser A	5.00%	10/01/36	1,688,195
2,000,000	WI St Hlth & Eductnl Facs Auth Rev Marshfield Clinic Hlth Sys Inc, Ser A	5.25%	02/15/35	2,199,807
2,000,000	WI St Hlth & Eductnl Facs Auth Rev Marshfield Clinic Hlth Sys Inc, Ser A	5.25%	02/15/36	2,189,186
1,890,000	WI St Hlth & Eductnl Facs Auth Rev Var Fort Hlthcare Inc, Ser B (Mandatory put 10/03/34)	5.00%	10/01/54	2,084,869
				33,033,058
	Wyoming — 0.1%
1,750,000	Consol Muni Elec Pwr Sys Wy Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/38	1,938,520
1,000,000	Consol Muni Elec Pwr Sys Wy Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/39	1,101,021
				3,039,541

	Total Investments — 99.7%			2,017,642,528
	(Cost $2,017,764,648)
	Net Other Assets and Liabilities — 0.3%			6,282,358
	Net Assets — 100.0%			$2,023,924,886
Futures Contracts at January 31, 2025:

Futures Contracts Short	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bond Futures	43	Mar-2025	$(4,897,969)	$(9,406)
Ultra 10-Year U.S. Treasury Notes	273	Mar-2025	(30,405,375)	(271,438)
		Total	$(35,303,344)	$(280,844)

(a)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(b)	This issuer is in default.

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
(c)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(d)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2025, securities noted as such amounted to $94,282,602 or 4.7% of net assets.

(e)	When-issued security. The interest rate shown reflects the rate in effect at January 31, 2025. Interest will begin accruing on the security’s first settlement date.
(f)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

(g)	Zero coupon security.

Abbreviations throughout the Portfolio of Investments:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
BANS	– Bond Anticipation Notes
CABS	– Capital Appreciation Bonds
COPS	– Certificates of Participation
GARVEE	– Grant Anticipation Revenue Vehicle
NATL-RE	– National Public Finance Guarantee Corp.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows:

ASSETS TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$2,017,642,528	$—	$2,017,642,528	$—

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(280,844)	$(280,844)	$—	$—

*	See Portfolio of Investments for state and territory breakout.

Restricted Securities
As of January 31, 2025, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1, 7.25%, 09/01/51	02/12/21 - 10/14/21	$5,900,000	$99.86	$6,320,758	$5,891,894	0.29%
Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj, 5.88%, 01/01/33	10/23/20 - 11/12/20	4,250,000	88.79	4,260,631	3,773,516	0.19
Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A, 6.50%, 01/01/41	12/17/21	1,500,000	75.56	1,500,000	1,133,333	0.05
				$12,081,389	$10,798,743	0.53%